                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-5447
                                  ---------------------------------------------

                   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   DECEMBER 31, 2003
                        --------------------------------------------------------
Date of reporting period:  DECEMBER 31, 2003
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

DECEMBER 31, 2003

American Century
Annual Report

[photos]

Equity Growth
Income & Growth
Small Company

                                 [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You........................................................  1

EQUITY GROWTH

INCOME & GROWTH

SMALL COMPANY

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for the American Century
Equity Growth, Income & Growth, and Small Company funds for the year ended
December 31, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled PUTTING INVESTORS FIRST. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Equity Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          30.27%     -0.52%      11.02%       11.31%       5/9/91
--------------------------------------------------------------------------------
S&P 500 INDEX           28.68%     -0.57%      11.07%       11.04%         --
--------------------------------------------------------------------------------
Institutional Class     30.50%     -0.30%          --        3.61%       1/2/98
--------------------------------------------------------------------------------
Advisor Class           30.05%     -0.76%          --        2.95%      10/9/97
--------------------------------------------------------------------------------
C Class                 29.20%         --          --       -1.42%      7/18/01
--------------------------------------------------------------------------------

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
-----------------------------------------------------------------------------------------------------------
                  1994     1995     1996     1997     1998     1999      2000      2001      2002     2003
-----------------------------------------------------------------------------------------------------------
Investor Class   -0.23%   34.56%   27.34%   36.06%   25.45%   18.47%   -10.95%   -11.01%   -20.32%   30.27%
-----------------------------------------------------------------------------------------------------------
S&P 500 Index     1.32%   37.58%   22.96%   33.36%   28.58%   21.04%    -9.10%   -11.89%   -22.10%   28.68%
-----------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Equity Growth - Portfolio Commentary

BY BILL MARTIN AND TOM VAIANA, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY

Equity Growth posted a total return of 30.27%* in 2003, the fund's best calendar-year performance since 1997. For the third straight year, Equity Growth outperformed its benchmark index, the S&P 500, which returned 28.68%. As the preceding page illustrates, the fund's longer-term performance also stacks up well against the index.

STOCK MARKET REVIEW

The U.S. stock market staged an impressive rally in 2003, producing its first year of positive performance since 1999. After stumbling in the first quarter, stocks began to rebound in mid-March and maintained their positive momentum through the end of the year.

The stock market's recovery mirrored that of the U.S. economy. Economic activity accelerated during the year, driven largely by low interest rates and federal tax cuts. In the third quarter, the economy recorded its strongest growth rate in nearly 20 years.

All of the broad stock indices posted returns of 25% or more in 2003. The Nasdaq
Composite took top honors, returning just over 50%. Despite the growth-oriented
Nasdaq's strong performance, value stocks generally outperformed growth during the year, while small- and mid-cap stocks outpaced larger-company shares. Every sector of the S&P 500 posted positive returns in 2003, but the top contributors were the largest segments in the index-- technology and financial services.

PORTFOLIO OVERVIEW

Like the S&P 500, Equity Growth's largest sectors contributed most to the portfolio's positive return. The fund's financial holdings outperformed the financial segment of the index. The portfolio's financial services stocks--particularly Capital One, American Express, and H&R Block--helped relative performance. Another key contributor was property and casualty insurer
Fidelity National, one of the fund's largest overweights during the year.

Equity Growth's technology holdings returned better than 50% as a group, outperforming the S&P 500's tech stake. Semiconductor stocks had the biggest impact on performance, led by Intel, the top individual contributor to the fund's return in 2003, and Avnet. Other important contributors included

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                       % OF PORTFOLIO        % OF PORTFOLIO
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          12/31/03               6/30/03
--------------------------------------------------------------------------------
Intel Corp.                                 3.9%                  2.4%
--------------------------------------------------------------------------------
Microsoft Corporation                       3.4%                  3.7%
--------------------------------------------------------------------------------
Pfizer, Inc.                                2.8%                  3.1%
--------------------------------------------------------------------------------
Bank of America Corp.                       2.5%                  2.7%
--------------------------------------------------------------------------------
Citigroup Inc.                              2.3%                  2.2%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                       2.2%                  2.2%
--------------------------------------------------------------------------------
Time Warner Inc.(1)                         2.1%                  0.4%
--------------------------------------------------------------------------------
Ford Motor Company                          2.0%                  1.2%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                2.0%                  1.4%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         1.8%                  1.2%
--------------------------------------------------------------------------------
(1) Formerly known as AOL Time Warner Inc.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Equity Growth - Portfolio Commentary

networking equipment maker Cisco Systems and hard-drive manufacturer Western
Digital. However, the strong performance of the portfolio's technology stocks was diluted somewhat by stock selection in computer software.

Stock selection among consumer cyclical stocks contributed significantly to
Equity Growth's outperformance of the S&P 500. An emphasis on homebuilders, including Centex and KB Home, and retailers such as Rent-A-Center and Barnes &
Noble helped boost the fund's relative performance. Another beneficial holding in this sector was Federated Department Stores, the fund's largest overweight at year-end.

Another area where stock selection proved favorable was telecommunications.
Although several of the portfolio's telecom stocks detracted--including AT&T and
Verizon--they were more than offset by a substantial overweight in wireless services provider Nextel, one of the biggest gainers in telecom.

In contrast, stock selection in the rest of the consumer segment hurt performance relative to the S&P 500. The portfolio's consumer services stocks lagged their counterparts in the index, in part because of an overweight in
Eastman Kodak and underweights in restaurant chains McDonald's and Starbucks. In the consumer staples sector, overweights in grocery chain Winn-Dixie and food processor ConAgra detracted from the fund's relative performance.

Stock selection in the basic materials and industrial sectors also weighed on relative performance. For example, the fund did not own Caterpillar or United
States Steel, two big gainers in 2003. Fortunately, a few of the portfolio's energy picks, such as Marathon Oil and Sunoco, contributed positively to relative results.

Going forward, we will continue to select stocks with an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

EQUITY GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Federated Department
Stores Inc.                                 1.98%                 0.08%
--------------------------------------------------------------------------------
Intel Corp.                                 3.91%                 2.04%
--------------------------------------------------------------------------------
Ford Motor Co.                              2.04%                 0.28%
--------------------------------------------------------------------------------
Fidelity National
Financial Inc.                              1.68%                 0.00%
--------------------------------------------------------------------------------
Edison International                        1.54%                 0.07%
--------------------------------------------------------------------------------

EQUITY GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
General Electric Co.                        0.43%                 3.03%
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                        0.69%                 2.23%
--------------------------------------------------------------------------------
American International
Group Inc.                                  0.16%                 1.68%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           1.23%                 2.64%
--------------------------------------------------------------------------------
Coca-Cola Co.                               0.00%                 1.21%
--------------------------------------------------------------------------------

------
4

Equity Growth - Schedule of Investments

DECEMBER 31, 2003

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.8%

AIRLINES -- 0.2%
--------------------------------------------------------------------------------
                     151,095   Southwest Airlines Co.                $    2,439
--------------------------------------------------------------------------------
ALCOHOL -- 0.2%
--------------------------------------------------------------------------------
                      42,600   Adolph Coors Company Cl B                  2,390
--------------------------------------------------------------------------------
BANKS -- 9.5%
--------------------------------------------------------------------------------
                     442,853   Bank of America Corp.                     35,620
--------------------------------------------------------------------------------
                     667,168   Citigroup Inc.                            32,384
--------------------------------------------------------------------------------
                     679,000   J.P. Morgan Chase & Co.                   24,940
--------------------------------------------------------------------------------
                       6,400   PNC Financial Services Group                 350
--------------------------------------------------------------------------------
                      50,000   UnionBanCal Corporation                    2,877
--------------------------------------------------------------------------------
                     535,283   Wachovia Corp.                            24,939
--------------------------------------------------------------------------------
                     114,676   Wells Fargo & Co.                          6,753
--------------------------------------------------------------------------------
                      71,500   Zions Bancorporation                       4,385
--------------------------------------------------------------------------------
                                                                        132,248
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.5%
--------------------------------------------------------------------------------
                     341,100   Amgen Inc.(1)                             21,080
--------------------------------------------------------------------------------
                      14,100   Kos Pharmaceuticals, Inc.(1)                 607
--------------------------------------------------------------------------------
                                                                         21,687
--------------------------------------------------------------------------------
CHEMICALS -- 1.5%
--------------------------------------------------------------------------------
                     447,400   Monsanto Co.                              12,876
--------------------------------------------------------------------------------
                     245,200   Sherwin-Williams Co.                       8,518
--------------------------------------------------------------------------------
                                                                         21,394
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.8%
--------------------------------------------------------------------------------
                     471,000   Gap, Inc. (The)                           10,932
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 2.7%
--------------------------------------------------------------------------------
                     813,400   Cisco Systems Inc.(1)                     19,757
--------------------------------------------------------------------------------
                     192,600   Dell Inc.(1)                               6,541
--------------------------------------------------------------------------------
                     251,400   Hewlett-Packard Co.                        5,775
--------------------------------------------------------------------------------
                     441,800   Western Digital Corp.(1)                   5,209
--------------------------------------------------------------------------------
                                                                         37,282
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.5%
--------------------------------------------------------------------------------
                   1,713,118   Microsoft Corporation                     47,179
--------------------------------------------------------------------------------
                      96,200   Oracle Corp.(1)                            1,270
--------------------------------------------------------------------------------
                                                                         48,449
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 1.5%
--------------------------------------------------------------------------------
                     149,300   KB Home                                   10,827
--------------------------------------------------------------------------------
                      22,800   NVR, Inc.(1)                              10,625
--------------------------------------------------------------------------------
                                                                         21,452
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.5%
--------------------------------------------------------------------------------
                     233,000   United Defense Industries, Inc.(1)         7,428
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 3.8%
--------------------------------------------------------------------------------
                     579,849   Federated Department Stores, Inc.         27,328
--------------------------------------------------------------------------------
                     200,200   May Department Stores Co. (The)            5,820
--------------------------------------------------------------------------------
                     156,900   Saks Incorporated(1)                       2,360
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
                     168,100   Sears, Roebuck & Co.                  $    7,647
--------------------------------------------------------------------------------
                     180,700   Wal-Mart Stores, Inc.                      9,586
--------------------------------------------------------------------------------
                                                                         52,741
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.4%
--------------------------------------------------------------------------------
                      48,200   Standard and Poor's 500
                               Depositary Receipt                         5,364
--------------------------------------------------------------------------------
DRUGS -- 7.6%
--------------------------------------------------------------------------------
                      44,700   Abbott Laboratories                        2,083
--------------------------------------------------------------------------------
                     379,600   Endo Pharmaceuticals Holdings
                               Inc.(1)                                    7,311
--------------------------------------------------------------------------------
                       8,500   IDEXX Laboratories, Inc.(1)                  393
--------------------------------------------------------------------------------
                     389,900   Johnson & Johnson                         20,142
--------------------------------------------------------------------------------
                     300,000   King Pharmaceuticals, Inc.(1)              4,578
--------------------------------------------------------------------------------
                      81,903   Merck & Co., Inc.                          3,784
--------------------------------------------------------------------------------
                     238,450   Mylan Laboratories Inc.                    6,023
--------------------------------------------------------------------------------
                   1,119,394   Pfizer, Inc.                              39,549
--------------------------------------------------------------------------------
                      42,500   Pharmaceutical Resources Inc.(1)           2,769
--------------------------------------------------------------------------------
                     184,300   Sigma-Aldrich Corp.                       10,538
--------------------------------------------------------------------------------
                     158,800   Valeant Pharmaceuticals
                               International                              3,994
--------------------------------------------------------------------------------
                      98,700   Wyeth                                      4,190
--------------------------------------------------------------------------------
                                                                        105,354
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 3.9%
--------------------------------------------------------------------------------
                     971,300   Edison International(1)                   21,300
--------------------------------------------------------------------------------
                     230,739   Exelon Corporation                        15,312
--------------------------------------------------------------------------------
                      86,600   Great Plains Energy Inc.                   2,756
--------------------------------------------------------------------------------
                      15,400   PG&E Corp.(1)                                428
--------------------------------------------------------------------------------
                     608,100   TXU Corp.                                 14,424
--------------------------------------------------------------------------------
                                                                         54,220
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 0.9%
--------------------------------------------------------------------------------
                     121,550   Benchmark Electronics Inc.(1)              4,231
--------------------------------------------------------------------------------
                     513,500   Sanmina-SCI Corp.(1)                       6,475
--------------------------------------------------------------------------------
                      90,400   Scientific-Atlanta, Inc.                   2,468
--------------------------------------------------------------------------------
                                                                         13,174
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 3.1%
--------------------------------------------------------------------------------
                     297,600   ChevronTexaco Corp.                       25,709
--------------------------------------------------------------------------------
                      16,500   Devon Energy Corporation                     945
--------------------------------------------------------------------------------
                     413,700   Exxon Mobil Corp.(2)                      16,962
--------------------------------------------------------------------------------
                                                                         43,616
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.0%
--------------------------------------------------------------------------------
                     233,300   Regal Entertainment Group                  4,787
--------------------------------------------------------------------------------
                     214,600   Viacom, Inc. Cl B                          9,524
--------------------------------------------------------------------------------
                                                                         14,311
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.9%
--------------------------------------------------------------------------------
                     133,600   American Express Co.                       6,444
--------------------------------------------------------------------------------
                     244,033   Block (H & R), Inc.                       13,512
--------------------------------------------------------------------------------
                     131,811   Fannie Mae                                 9,894
--------------------------------------------------------------------------------
                     193,200   General Electric Co.                       5,985
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
5

Equity Growth - Schedule of Investments

DECEMBER 31, 2003

Shares                            ($ IN THOUSANDS)                      Value
--------------------------------------------------------------------------------

                     711,000   MBNA Corporation                      $   17,668
--------------------------------------------------------------------------------
                      43,750   New Century Financial Corp.                1,736
--------------------------------------------------------------------------------
                                                                         55,239
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.4%
--------------------------------------------------------------------------------
                      25,200   Archer-Daniels-Midland Co.                   384
--------------------------------------------------------------------------------
                      79,100   PepsiAmericas Inc.                         1,354
--------------------------------------------------------------------------------
                     124,300   PepsiCo, Inc.                              5,795
--------------------------------------------------------------------------------
                     962,000   Tyson Foods, Inc. Cl A                    12,736
--------------------------------------------------------------------------------
                                                                         20,269
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 2.0%
--------------------------------------------------------------------------------
                      19,400   Georgia-Pacific Corp.                        595
--------------------------------------------------------------------------------
                     520,600   Louisiana-Pacific Corp.(1)                 9,308
--------------------------------------------------------------------------------
                     346,700   United Stationers Inc.(1)                 14,187
--------------------------------------------------------------------------------
                      61,800   Weyerhaeuser Co.                           3,955
--------------------------------------------------------------------------------
                                                                         28,045
--------------------------------------------------------------------------------
GAS & WATER UTILITIES(3)
--------------------------------------------------------------------------------
                      16,000   UGI Corp.                                    542
--------------------------------------------------------------------------------
GROCERY STORES -- 1.1%
--------------------------------------------------------------------------------
                     542,300   Supervalu Inc.                            15,504
--------------------------------------------------------------------------------
HOME PRODUCTS -- 3.7%
--------------------------------------------------------------------------------
                     557,300   Gillette Company                          20,470
--------------------------------------------------------------------------------
                     309,500   Procter & Gamble Co. (The)                30,912
--------------------------------------------------------------------------------
                                                                         51,382
--------------------------------------------------------------------------------
HOTELS -- 0.7%
--------------------------------------------------------------------------------
                     452,100   Cendant Corporation(1)                    10,068
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 1.8%
--------------------------------------------------------------------------------
                     215,800   Black & Decker Corporation                10,642
--------------------------------------------------------------------------------
                      22,800   Briggs & Stratton Corp.                    1,537
--------------------------------------------------------------------------------
                      15,100   Carlisle Companies, Inc.                     919
--------------------------------------------------------------------------------
                     125,200   Energizer Holdings, Inc.(1)                4,703
--------------------------------------------------------------------------------
                     300,600   Tyco International Ltd.                    7,966
--------------------------------------------------------------------------------
                                                                         25,767
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 3.1%
--------------------------------------------------------------------------------
                      82,772   Computer Sciences Corp.(1)                 3,661
--------------------------------------------------------------------------------
                     342,200   Convergys Corp.(1)                         5,975
--------------------------------------------------------------------------------
                     273,346   International Business Machines
                               Corp.                                     25,334
--------------------------------------------------------------------------------
                     319,280   Viad Corp.                                 7,982
--------------------------------------------------------------------------------
                                                                         42,952
--------------------------------------------------------------------------------
INTERNET -- 0.3%
--------------------------------------------------------------------------------
                     233,600   Earthlink Inc.(1)                          2,336
--------------------------------------------------------------------------------
                      79,000   United Online, Inc.(1)                     1,326
--------------------------------------------------------------------------------
                                                                          3,662
--------------------------------------------------------------------------------
LEISURE -- 1.2%
--------------------------------------------------------------------------------
                     315,889   Eastman Kodak Co.                          8,109
--------------------------------------------------------------------------------
                     386,500   Hasbro, Inc.                               8,225
--------------------------------------------------------------------------------
                                                                         16,334
--------------------------------------------------------------------------------

Shares                          ($ IN THOUSANDS)                        Value
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.7%
--------------------------------------------------------------------------------
                     480,400   Principal Financial Group             $   15,886
--------------------------------------------------------------------------------
                     218,400   Protective Life Corporation                7,391
--------------------------------------------------------------------------------
                                                                         23,277
--------------------------------------------------------------------------------
MEDIA -- 3.7%
--------------------------------------------------------------------------------
                     401,300   Disney (Walt) Co.                          9,362
--------------------------------------------------------------------------------
                     324,900   Fox Entertainment Group, Inc.
                               Cl A(1)                                    9,471
--------------------------------------------------------------------------------
                     206,000   PanAmSat Corp.(1)                          4,441
--------------------------------------------------------------------------------
                   1,602,231   Time Warner Inc.(1)                       28,825
--------------------------------------------------------------------------------
                                                                         52,099
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 1.2%
--------------------------------------------------------------------------------
                      13,600   ALARIS Medical Systems, Inc.(1)              207
--------------------------------------------------------------------------------
                       4,900   Bausch & Lomb Inc. Cl A                      254
--------------------------------------------------------------------------------
                     171,300   Beckman Coulter Inc.                       8,707
--------------------------------------------------------------------------------
                       6,100   Becton Dickinson & Co.                       251
--------------------------------------------------------------------------------
                      26,300   Dade Behring Holdings Inc.(1)                940
--------------------------------------------------------------------------------
                     100,014   Guidant Corp.                              6,021
--------------------------------------------------------------------------------
                      12,900   Respironics, Inc.(1)                         582
--------------------------------------------------------------------------------
                                                                         16,962
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 1.3%
--------------------------------------------------------------------------------
                     451,800   Health Net Inc.(1)                        14,773
--------------------------------------------------------------------------------
                     117,400   Humana Inc.(1)                             2,683
--------------------------------------------------------------------------------
                       5,500   McKesson Corp.                               177
--------------------------------------------------------------------------------
                                                                         17,633
--------------------------------------------------------------------------------
MINING & METALS -- 0.2%
--------------------------------------------------------------------------------
                      80,500   Engelhard Corporation                      2,411
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 2.3%
--------------------------------------------------------------------------------
                     114,700   American Axle & Manufacturing
                               Holdings, Inc.(1)                          4,636
--------------------------------------------------------------------------------
                   1,762,600   Ford Motor Company                        28,202
--------------------------------------------------------------------------------
                                                                         32,838
--------------------------------------------------------------------------------
OIL REFINING -- 2.3%
--------------------------------------------------------------------------------
                     420,618   Marathon Oil Corp.                        13,918
--------------------------------------------------------------------------------
                     361,300   Sunoco, Inc.                              18,481
--------------------------------------------------------------------------------
                                                                         32,399
--------------------------------------------------------------------------------
OIL SERVICES -- 1.3%
--------------------------------------------------------------------------------
                     323,200   Schlumberger Ltd.                         17,686
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 4.1%
--------------------------------------------------------------------------------
                       9,300   Ace, Ltd.                                    385
--------------------------------------------------------------------------------
                       9,800   Allstate Corp.                               422
--------------------------------------------------------------------------------
                      33,246   American International Group, Inc.         2,204
--------------------------------------------------------------------------------
                     345,500   Berkley (W.R.) Corp.                      12,075
--------------------------------------------------------------------------------
                     599,792   Fidelity National Financial, Inc.         23,260
--------------------------------------------------------------------------------
                     557,142   First American Financial Corp.
                               (The)                                     16,586
--------------------------------------------------------------------------------
                     119,400   Odyssey Re Holdings Corp.                  2,692
--------------------------------------------------------------------------------
                                                                         57,624
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

Equity Growth - Schedule of Investments

DECEMBER 31, 2003

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
RAILROADS -- 0.2%
--------------------------------------------------------------------------------
                       8,800   Burlington Northern Santa Fe
                               Corp.                                 $      285
--------------------------------------------------------------------------------
                      37,812   Union Pacific Corp.                        2,627
--------------------------------------------------------------------------------
                                                                          2,912
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
--------------------------------------------------------------------------------
                      64,200   General Growth Properties, Inc.            1,782
--------------------------------------------------------------------------------
RESTAURANTS -- 0.6%
--------------------------------------------------------------------------------
                      17,700   CBRL Group, Inc.                             677
--------------------------------------------------------------------------------
                     322,600   McDonald's Corporation                     8,010
--------------------------------------------------------------------------------
                                                                          8,687
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 1.4%
--------------------------------------------------------------------------------
                      16,800   Legg Mason, Inc.                           1,297
--------------------------------------------------------------------------------
                     207,300   Lehman Brothers Holdings Inc.             16,008
--------------------------------------------------------------------------------
                      37,600   Merrill Lynch & Co., Inc.                  2,205
--------------------------------------------------------------------------------
                                                                         19,510
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 5.0%
--------------------------------------------------------------------------------
                     535,800   Avnet Inc.(1)                             11,605
--------------------------------------------------------------------------------
                   1,677,900   Intel Corp.                               54,029
--------------------------------------------------------------------------------
                     170,400   Texas Instruments Inc.                     5,006
--------------------------------------------------------------------------------
                                                                         70,640
--------------------------------------------------------------------------------
SPECIALTY STORES -- 3.6%
--------------------------------------------------------------------------------
                      80,300   Advance Auto Parts(1)                      6,536
--------------------------------------------------------------------------------
                     223,700   Barnes & Noble Inc.(1)                     7,349
--------------------------------------------------------------------------------
                     542,467   Blockbuster Inc.                           9,737
--------------------------------------------------------------------------------
                     136,200   Claire's Stores Inc.                       2,566
--------------------------------------------------------------------------------
                     214,400   RadioShack Corp.                           6,578
--------------------------------------------------------------------------------
                     365,750   Rent-A-Center Inc.(1)                     10,929
--------------------------------------------------------------------------------
                     259,100   Staples, Inc.(1)                           7,073
--------------------------------------------------------------------------------
                                                                         50,768
--------------------------------------------------------------------------------
TELEPHONE -- 2.4%
--------------------------------------------------------------------------------
                      54,000   AT&T Corp.                                 1,096
--------------------------------------------------------------------------------
                     398,918   BellSouth Corp.                           11,290
--------------------------------------------------------------------------------
                      39,600   CenturyTel Inc.                            1,292
--------------------------------------------------------------------------------
                       2,500   SBC Communications Inc.                       65
--------------------------------------------------------------------------------
                     687,463   Sprint Corp.                              11,288
--------------------------------------------------------------------------------
                     242,100   Verizon Communications                     8,493
--------------------------------------------------------------------------------
                                                                         33,524
--------------------------------------------------------------------------------
THRIFTS -- 1.1%
--------------------------------------------------------------------------------
                     369,800   Washington Mutual, Inc.                   14,836
--------------------------------------------------------------------------------
TOBACCO -- 1.8%
--------------------------------------------------------------------------------
                     265,900   Altria Group Inc.                         14,470
--------------------------------------------------------------------------------
                     187,800   R.J. Reynolds Tobacco Holdings,
                               Inc.                                      10,921
--------------------------------------------------------------------------------
                                                                         25,391
--------------------------------------------------------------------------------

Shares/Principal Amount                ($ IN THOUSANDS)                 Value
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT -- 0.8%
--------------------------------------------------------------------------------
                      19,138   FedEx Corporation                     $    1,292
--------------------------------------------------------------------------------
                     133,456   United Parcel Service, Inc. Cl B           9,949
--------------------------------------------------------------------------------
                                                                         11,241
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.9%
--------------------------------------------------------------------------------
                     166,700   ALLTEL Corp.                               7,765
--------------------------------------------------------------------------------
                     683,600   Nextel Communications, Inc.(1)            19,182
--------------------------------------------------------------------------------
                                                                         26,947
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,116,731)                                                     1,383,412
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS --
SEGREGATED FOR FUTURES* - 0.7%

Repurchase Agreement, Credit Suisse First
Boston Corp., (U.S. Treasury obligations), in a
joint trading account at 0.83%, dated 12/31/03,
due 1/2/04 (Delivery value $10,537)
(Cost $10,537)                                                           10,537
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.5%

Repurchase Agreement, Credit Suisse First
Boston Corp., (U.S. Treasury obligations), in a
joint trading account at 0.83%, dated 12/31/03,
due 1/2/04 (Delivery value $6,563)
(Cost $6,563)                                                             6,563
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $1,133,831)                                                    $1,400,512
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(4)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America Corp.,
(U.S. Government Agency obligations), 1.03%,
dated 12/31/03, due 1/2/04 (Delivery Value
$1,037)                                                                  $1,037
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs Group
Inc., (Money Market securities), 1.11%, dated
12/30/03, due 1/6/04 (Delivery Value $5,001)                              5,000
--------------------------------------------------------------------------------
                                                                          6,037
--------------------------------------------------------------------------------
SHORT-TERM DEBT
--------------------------------------------------------------------------------
           $9,000  Bear Stearns Companies, Inc.
                   Master Note, VRN, 1.18%, 1/2/04                        9,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $15,037)                                                          $15,037
================================================================================

See Notes to Financial Statements.                                   (continued)

------
7

Equity Growth - Schedule of Investments

DECEMBER 31, 2003

EQUITY FUTURES CONTRACTS*

                                                        ($ IN THOUSANDS)

                                              Underlying Face
         Purchased         Expiration Date    Amount at Value    Unrealized Gain
--------------------------------------------------------------------------------
   38  S&P 500 Futures       March 2004           $10,537             $478
                                              ==================================

*EQUITY FUTURES CONTRACTS typically are based on a stock index and tend to track the performance of the index while remaining very liquid (easy to buy and sell). By investing its cash assets in index futures, the fund has increased equity exposure while maintaining easy access to cash.

NOTES TO SCHEDULE OF INVESTMENTS

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2003.

(1) Non-income producing.

(2) Security, or a portion thereof, has been segregated at the custodian bank or with the broker as initial margin on futures contracts.

(3) Industry is less than 0.05% of total investment securities.

(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
8

Income & Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                        1 YEAR     5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS          29.62%      0.21%      11.35%      13.06%       12/17/90
--------------------------------------------------------------------------------
S&P 500 INDEX           28.68%     -0.57%      11.07%      12.08%(1)       --
--------------------------------------------------------------------------------
Institutional Class     29.81%      0.43%        --         4.62%        1/28/98
--------------------------------------------------------------------------------
Advisor Class           29.33%     -0.05%        --         4.26%       12/15/97
--------------------------------------------------------------------------------
C Class                 28.56%       --          --        -1.03%        6/28/01
--------------------------------------------------------------------------------
R Class                   --         --          --        12.57%(2)     8/29/03
--------------------------------------------------------------------------------

(1) Since 12/20/90, the date nearest the Investor Class's inception for which data are available.

(2) Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
-----------------------------------------------------------------------------------------------------------
                  1994     1995     1996     1997     1998     1999      2000      2001      2002     2003
-----------------------------------------------------------------------------------------------------------
Investor Class   -0.56%   36.87%   24.15%   34.45%   27.67%   17.96%   -10.54%    -8.37%   -19.37%   29.62%
-----------------------------------------------------------------------------------------------------------
S&P 500 Index     1.32%   37.58%   22.96%   33.36%   28.58%   21.04%    -9.10%   -11.89%   -22.10%   28.68%
-----------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
9

Income & Growth - Portfolio Commentary

BY JOHN SCHNIEDWIND, KURT BORGWARDT, ZILI ZHANG, AND VIVIENNE HSU, PORTFOLIO
MANAGERS

PERFORMANCE SUMMARY

Income & Growth posted a 29.62%* return, slightly ahead of the 28.68% return of the S&P 500 Index, during the year ended December 31, 2003. Since its inception on December 17, 1990, Income & Growth also gained more than the index (see the previous page for more performance information).

U.S. ECONOMY & STOCKS

After a slow start, U.S. economic conditions improved significantly during 2003.
Economic growth picked up dramatically in the third quarter of 2003 due largely to low interest rates and tax cuts.

Stocks experienced a fortuitous combination of events in 2003--rapid economic growth in the second half of the year, low interest rates, slow inflation, and rising corporate profits. As a result, the U.S. stock market staged an impressive rally in 2003 after stumbling in the first quarter. Value-oriented stocks generally outperformed growth shares, while small- and medium-sized stocks advanced more than large companies. Financials, technology, and consumer-cyclicals accounted for the majority of the S&P 500's positive return, but every economic sector in the index also posted gains for the year. The S&P
500 snapped a three-year losing streak in 2003, as 1999 was the last calendar year of positive returns for the major U.S. indices.

PORTFOLIO PERFORMANCE

Our risk evaluation and sector weightings are positioned relative to the S&P
500. As a result, the same sectors that drove the index higher--financials, tech, and consumer cyclicals--also helped Income & Growth post a solid absolute return. In terms of relative performance, stock selection worked best in the consumer cyclical and energy sectors.

Income & Growth's value orientation helped during the year, but there were a couple of disappointments--our consumer services and tech stocks contributed less than the index's holdings in those sectors. In addition, we held an overweight in telecommunications because the sector offered relatively high dividend yields and low valuations. But telecom lagged other sectors, detracting from performance.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                       % OF PORTFOLIO        % OF PORTFOLIO
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          12/31/03               6/30/03
--------------------------------------------------------------------------------
Bank of America Corp.                       4.1%                  4.1%
--------------------------------------------------------------------------------
Intel Corp.                                 3.9%                  1.6%
--------------------------------------------------------------------------------
Citigroup Inc.                              3.3%                  2.9%
--------------------------------------------------------------------------------
Microsoft Corporation                       2.6%                  2.7%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                2.6%                  1.9%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         2.5%                  1.3%
--------------------------------------------------------------------------------
J.P. Morgan Chase
& Co.                                       2.4%                  0.1%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                       2.3%                  2.4%
--------------------------------------------------------------------------------
Ford Motor Company                          2.3%                  1.2%
--------------------------------------------------------------------------------
Marathon Oil Corp.                          2.2%                  2.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
10

Income & Growth - Portfolio Commentary

Taking a closer look, stock selection added the most value in the consumer cyclicals sector, producing two of the portfolio's top picks--Ford and Federated
Department Stores. The portfolio also held overweights in several homebuilders--
Centex, KB Home, NVR, and Ryland. Those companies performed relatively well, as demand for housing remained solid. In addition, Income & Growth held less
Wal-Mart than the index. That helped because the premium-priced retailer's stock lagged its industry. On the downside, we held an overweight in J.C. Penney, whose shares struggled during the first half of the year.

The portfolio's solid relative performance in consumer cyclicals was partially offset by stock selection in the consumer services sector. In that sector,
Eastman Kodak--the portfolio's biggest detractor during the year--missed earnings and cut its dividend, sending its shares lower. Also, restaurants such as McDonald's, Starbucks, and Yum! Brands posted big gains, but we did not hold any of those companies.

Tech shares rallied more than any other sector of the S&P 500, as business spending returned after a long hiatus. Income & Growth's tech stocks posted solid absolute returns, but slightly lagged the index, largely because the portfolio did not hold eBay, EMC, Corning, or Lucent Technologies, while underweighting Yahoo!, Cisco Systems, and Motorola. Those stocks were some of the biggest gainers in tech, but their prices were not attractive to our investment process. Nevertheless, investors flocked back to these highly volatile names in 2003, pushing them to large gains.

Energy stocks also posted solid returns, as oil prices remained stubbornly high.
Two of the portfolio's picks in the refining industry--Marathon Oil and
Sunoco--outperformed most of their peers, giving the portfolio an advantage over the benchmark. Overweights in energy production companies ChevronTexaco and
Occidental Petroleum also helped.

Add it all up, and Income & Growth slightly outperformed its benchmark in 2003.
Going forward, we will continue to select stocks with an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Bank of America Corp.                       4.11%                 1.16%
--------------------------------------------------------------------------------
Federated Department
Stores Inc.                                 2.61%                 0.08%
--------------------------------------------------------------------------------
Marathon Oil Corp.                          2.23%                 0.10%
--------------------------------------------------------------------------------
Ford Motor Co.                              2.34%                 0.28%
--------------------------------------------------------------------------------
Intel Corp.                                 3.88%                 2.04%
--------------------------------------------------------------------------------

INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                        0.00%                 2.23%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           0.64%                 2.64%
--------------------------------------------------------------------------------
American International
Group Inc.                                  0.00%                 1.68%
--------------------------------------------------------------------------------
General Electric Co.                        1.59%                 3.03%
--------------------------------------------------------------------------------
Coca-Cola Co.                               0.00%                 1.21%
--------------------------------------------------------------------------------

------
11

Income & Growth -  Schedule of Investments

DECEMBER 31, 2003

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%

AIRLINES -- 0.2%
--------------------------------------------------------------------------------
                     125,200   Delta Air Lines Inc.                  $    1,479
--------------------------------------------------------------------------------
                     420,200   Southwest Airlines Co.                     6,782
--------------------------------------------------------------------------------
                                                                          8,261
--------------------------------------------------------------------------------
ALCOHOL -- 0.3%
--------------------------------------------------------------------------------
                     282,300   Adolph Coors Company Cl B                 15,837
--------------------------------------------------------------------------------
BANKS -- 12.7%
--------------------------------------------------------------------------------
                   2,540,600   Bank of America Corp.                    204,341
--------------------------------------------------------------------------------
                      15,300   Bank One Corp.                               698
--------------------------------------------------------------------------------
                   3,426,966   Citigroup Inc.                           166,345
--------------------------------------------------------------------------------
                     152,000   First Tennessee National Corp.             6,703
--------------------------------------------------------------------------------
                     493,800   FleetBoston Financial Corp.               21,554
--------------------------------------------------------------------------------
                   3,291,400   J.P. Morgan Chase & Co.                  120,893
--------------------------------------------------------------------------------
                     323,700   PNC Financial Services Group              17,716
--------------------------------------------------------------------------------
                     447,200   UnionBanCal Corporation                   25,732
--------------------------------------------------------------------------------
                     691,300   Wachovia Corp.                            32,208
--------------------------------------------------------------------------------
                     574,900   Wells Fargo & Co.                         33,856
--------------------------------------------------------------------------------
                                                                        630,046
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
--------------------------------------------------------------------------------
                     835,680   Amgen Inc.(1)                             51,645
--------------------------------------------------------------------------------
                      60,600   Kos Pharmaceuticals, Inc.(1)               2,608
--------------------------------------------------------------------------------
                                                                         54,253
--------------------------------------------------------------------------------
CHEMICALS -- 2.8%
--------------------------------------------------------------------------------
                     299,700   Bemis Co.                                 14,985
--------------------------------------------------------------------------------
                   2,843,200   Monsanto Co.                              81,828
--------------------------------------------------------------------------------
                     392,100   RPM International, Inc.                    6,454
--------------------------------------------------------------------------------
                   1,052,600   Sherwin-Williams Co.                      36,567
--------------------------------------------------------------------------------
                                                                        139,834
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.2%
--------------------------------------------------------------------------------
                     464,900   Gap, Inc. (The)                           10,790
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 3.0%
--------------------------------------------------------------------------------
                   1,962,900   Cisco Systems Inc.(1)                     47,679
--------------------------------------------------------------------------------
                     393,500   Dell Inc.(1)                              13,363
--------------------------------------------------------------------------------
                   2,816,304   Hewlett-Packard Co.                       64,690
--------------------------------------------------------------------------------
                     332,300   IKON Office Solutions Inc.                 3,941
--------------------------------------------------------------------------------
                     175,400   Storage Technology Corp.(1)                4,517
--------------------------------------------------------------------------------
                   1,202,800   Western Digital Corp.(1)                  14,181
--------------------------------------------------------------------------------
                     110,300   Xerox Corp.(1)                             1,522
--------------------------------------------------------------------------------
                                                                        149,893
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.1%
--------------------------------------------------------------------------------
                      44,600   Computer Associates
                               International, Inc.                        1,219
--------------------------------------------------------------------------------
                      33,800   Electronic Arts Inc.(1)                    1,615
--------------------------------------------------------------------------------
                   4,726,600   Microsoft Corporation                    130,171
--------------------------------------------------------------------------------
                   1,261,600   Oracle Corp.(1)                           16,653
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

                     171,900   Take-Two Interactive Software,
                               Inc.(1)                               $    4,952
--------------------------------------------------------------------------------
                                                                        154,610
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.6%
--------------------------------------------------------------------------------
                     288,900   KB Home                                   20,951
--------------------------------------------------------------------------------
                      23,700   NVR, Inc.(1)                              11,044
--------------------------------------------------------------------------------
                                                                         31,995
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.4%
--------------------------------------------------------------------------------
                     292,417   Whirlpool Corp.                           21,244
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.1%
--------------------------------------------------------------------------------
                      17,500   General Dynamics Corp.                     1,582
--------------------------------------------------------------------------------
                      58,700   Honeywell International Inc.               1,962
--------------------------------------------------------------------------------
                                                                          3,544
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 4.2%
--------------------------------------------------------------------------------
                   2,755,500   Federated Department Stores, Inc.        129,867
--------------------------------------------------------------------------------
                   1,957,500   May Department Stores Co. (The)           56,905
--------------------------------------------------------------------------------
                     492,600   Sears, Roebuck & Co.                      22,408
--------------------------------------------------------------------------------
                                                                        209,180
--------------------------------------------------------------------------------
DRUGS -- 8.1%
--------------------------------------------------------------------------------
                     310,000   Abbott Laboratories                       14,446
--------------------------------------------------------------------------------
                   2,592,900   Bristol-Myers Squibb Co.                  74,157
--------------------------------------------------------------------------------
                     213,800   Endo Pharmaceuticals Holdings
                               Inc.(1)                                    4,118
--------------------------------------------------------------------------------
                   1,375,800   Johnson & Johnson                         71,074
--------------------------------------------------------------------------------
                   1,072,800   King Pharmaceuticals, Inc.(1)             16,371
--------------------------------------------------------------------------------
                   2,162,100   Merck & Co., Inc.                         99,889
--------------------------------------------------------------------------------
                   3,024,202   Pfizer, Inc.                             106,846
--------------------------------------------------------------------------------
                      34,400   Pharmaceutical Resources Inc.(1)           2,241
--------------------------------------------------------------------------------
                     203,300   Valeant Pharmaceuticals
                               International                              5,113
--------------------------------------------------------------------------------
                     227,000   Wyeth                                      9,636
--------------------------------------------------------------------------------
                                                                        403,891
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 4.2%
--------------------------------------------------------------------------------
                     109,500   Duquesne Light Holdings Inc.               2,008
--------------------------------------------------------------------------------
                   3,348,100   Edison International(1)                   73,424
--------------------------------------------------------------------------------
                     861,321   Exelon Corporation                        57,157
--------------------------------------------------------------------------------
                     898,400   Great Plains Energy Inc.                  28,587
--------------------------------------------------------------------------------
                     161,300   OGE Energy Corp.                           3,902
--------------------------------------------------------------------------------
                     196,400   PG&E Corp.(1)                              5,454
--------------------------------------------------------------------------------
                   1,186,100   TXU Corp.                                 28,134
--------------------------------------------------------------------------------
                     575,100   Westar Energy Inc.                        11,646
--------------------------------------------------------------------------------
                                                                        210,312
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
                     347,700   Benchmark Electronics Inc.(1)             12,103
--------------------------------------------------------------------------------
                     170,300   Motorola, Inc.                             2,396
--------------------------------------------------------------------------------
                   1,642,300   Sanmina-SCI Corp.(1)                      20,710
--------------------------------------------------------------------------------
                     146,000   Scientific-Atlanta, Inc.                   3,986
--------------------------------------------------------------------------------
                                                                         39,195
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
12

Income & Growth - Schedule of Investments

DECEMBER 31, 2003

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 3.7%
--------------------------------------------------------------------------------
                      32,400   Amerada Hess Corp.                    $    1,723
--------------------------------------------------------------------------------
                   1,442,900   ChevronTexaco Corp.                      124,651
--------------------------------------------------------------------------------
                     778,630   Exxon Mobil Corp.                         31,924
--------------------------------------------------------------------------------
                     603,900   Occidental Petroleum Corp.                25,509
--------------------------------------------------------------------------------
                                                                        183,807
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.2%
--------------------------------------------------------------------------------
                   1,273,900   Regal Entertainment Group                 26,140
--------------------------------------------------------------------------------
                     785,100   Viacom, Inc. Cl B                         34,843
--------------------------------------------------------------------------------
                                                                         60,983
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.1%
--------------------------------------------------------------------------------
                     251,400   Block (H & R), Inc.                       13,920
--------------------------------------------------------------------------------
                     741,200   Fannie Mae                                55,634
--------------------------------------------------------------------------------
                   2,557,200   General Electric Co.                      79,222
--------------------------------------------------------------------------------
                     201,000   MBNA Corporation                           4,995
--------------------------------------------------------------------------------
                                                                        153,771
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.4%
--------------------------------------------------------------------------------
                   1,094,400   Archer-Daniels-Midland Co.                16,657
--------------------------------------------------------------------------------
                     902,400   ConAgra Foods, Inc.                       23,814
--------------------------------------------------------------------------------
                      40,200   PepsiCo, Inc.                              1,874
--------------------------------------------------------------------------------
                     196,900   Sara Lee Corp.                             4,275
--------------------------------------------------------------------------------
                   1,703,700   Tyson Foods, Inc. Cl A                    22,557
--------------------------------------------------------------------------------
                                                                         69,177
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.6%
--------------------------------------------------------------------------------
                      38,800   Georgia-Pacific Corp.                      1,190
--------------------------------------------------------------------------------
                     318,100   Louisiana-Pacific Corp.(1)                 5,688
--------------------------------------------------------------------------------
                     406,500   United Stationers Inc.(1)                 16,633
--------------------------------------------------------------------------------
                      74,400   Weyerhaeuser Co.                           4,762
--------------------------------------------------------------------------------
                                                                         28,273
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.8%
--------------------------------------------------------------------------------
                     899,353   ONEOK, Inc.                               19,857
--------------------------------------------------------------------------------
                     360,341   Sempra Energy                             10,832
--------------------------------------------------------------------------------
                     314,300   UGI Corp.                                 10,655
--------------------------------------------------------------------------------
                                                                         41,344
--------------------------------------------------------------------------------
GROCERY STORES -- 0.9%
--------------------------------------------------------------------------------
                   1,493,947   Supervalu Inc.                            42,712
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
                      55,400   Eaton Corp.                                5,982
--------------------------------------------------------------------------------
                      77,400   United Technologies Corp.                  7,335
--------------------------------------------------------------------------------
                                                                         13,317
--------------------------------------------------------------------------------
HOME PRODUCTS -- 3.1%
--------------------------------------------------------------------------------
                     534,900   Fortune Brands, Inc.                      38,240
--------------------------------------------------------------------------------
                   1,168,400   Procter & Gamble Co. (The)               116,700
--------------------------------------------------------------------------------
                                                                        154,940
--------------------------------------------------------------------------------
HOTELS -- 0.4%
--------------------------------------------------------------------------------
                     593,900   Cendant Corporation(1)                    13,226
--------------------------------------------------------------------------------
                     174,900   Harrah's Entertainment, Inc.               8,705
--------------------------------------------------------------------------------
                                                                         21,931
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.8%
--------------------------------------------------------------------------------
                      70,800   Black & Decker Corporation            $    3,492
--------------------------------------------------------------------------------
                      53,100   Briggs & Stratton Corp.                    3,579
--------------------------------------------------------------------------------
                     143,912   Carlisle Companies, Inc.                   8,758
--------------------------------------------------------------------------------
                     814,157   Tyco International Ltd.                   21,575
--------------------------------------------------------------------------------
                                                                         37,404
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 2.9%
--------------------------------------------------------------------------------
                     138,600   Checkfree Corp.(1)                         3,832
--------------------------------------------------------------------------------
                     495,800   Computer Sciences Corp.(1)                21,929
--------------------------------------------------------------------------------
                   1,037,700   Convergys Corp.(1)                        18,118
--------------------------------------------------------------------------------
                     402,300   Electronic Data Systems Corp.              9,872
--------------------------------------------------------------------------------
                     744,100   International Business Machines
                               Corp.                                     68,964
--------------------------------------------------------------------------------
                     921,700   Viad Corp.                                23,043
--------------------------------------------------------------------------------
                                                                        145,758
--------------------------------------------------------------------------------
INTERNET -- 0.8%
--------------------------------------------------------------------------------
                     900,800   Earthlink Inc.(1)                          9,008
--------------------------------------------------------------------------------
                     111,700   Netflix Inc.(1)                            6,109
--------------------------------------------------------------------------------
                     403,900   United Online, Inc.(1)                     6,781
--------------------------------------------------------------------------------
                   1,131,200   VeriSign, Inc.(1)                         18,439
--------------------------------------------------------------------------------
                                                                         40,337
--------------------------------------------------------------------------------
LEISURE -- 1.3%
--------------------------------------------------------------------------------
                   2,519,100   Eastman Kodak Co.                         64,665
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.2%
--------------------------------------------------------------------------------
                     762,900   AmerUs Group Co.                          26,678
--------------------------------------------------------------------------------
                     404,100   Principal Financial Group                 13,364
--------------------------------------------------------------------------------
                     642,500   Protective Life Corporation               21,742
--------------------------------------------------------------------------------
                                                                         61,784
--------------------------------------------------------------------------------
MEDIA -- 3.1%
--------------------------------------------------------------------------------
                   2,101,500   Disney (Walt) Co.                         49,028
--------------------------------------------------------------------------------
                     122,500   Fox Entertainment Group, Inc.
                               Cl A(1)                                    3,571
--------------------------------------------------------------------------------
                     687,600   PanAmSat Corp.(1)                         14,825
--------------------------------------------------------------------------------
                   4,841,387   Time Warner Inc.(1)                       87,096
--------------------------------------------------------------------------------
                                                                        154,520
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
                     179,100   Fisher Scientific International(1)         7,409
--------------------------------------------------------------------------------
                      15,500   Invitrogen Corp.(1)                        1,085
--------------------------------------------------------------------------------
                                                                          8,494
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 1.4%
--------------------------------------------------------------------------------
                     901,000   Health Net Inc.(1)                        29,463
--------------------------------------------------------------------------------
                     715,300   Humana Inc.(1)                            16,345
--------------------------------------------------------------------------------
                     799,700   McKesson Corp.                            25,718
--------------------------------------------------------------------------------
                                                                         71,526
--------------------------------------------------------------------------------
MINING & METALS(2)
--------------------------------------------------------------------------------
                      52,200   Engelhard Corporation                      1,563
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
13

Income & Growth - Schedule of Investments

DECEMBER 31, 2003

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 2.4%
--------------------------------------------------------------------------------
                      68,500   American Axle & Manufacturing
                               Holdings, Inc.(1)                     $    2,769
--------------------------------------------------------------------------------
                   7,265,600   Ford Motor Company                       116,249
--------------------------------------------------------------------------------
                                                                        119,018
--------------------------------------------------------------------------------
OIL REFINING -- 4.5%
--------------------------------------------------------------------------------
                     464,300   ConocoPhillips                            30,444
--------------------------------------------------------------------------------
                   3,347,600   Marathon Oil Corp.                       110,773
--------------------------------------------------------------------------------
                   1,625,500   Sunoco, Inc.                              83,144
--------------------------------------------------------------------------------
                                                                        224,361
--------------------------------------------------------------------------------
OIL SERVICES -- 0.2%
--------------------------------------------------------------------------------
                     177,200   Schlumberger Ltd.                          9,696
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 4.5%
--------------------------------------------------------------------------------
                   1,105,100   Ace, Ltd.                                 45,773
--------------------------------------------------------------------------------
                     682,100   Allstate Corp.                            29,344
--------------------------------------------------------------------------------
                   1,020,800   Berkley (W.R.) Corp.                      35,677
--------------------------------------------------------------------------------
                   1,780,063   Fidelity National Financial, Inc.         69,031
--------------------------------------------------------------------------------
                   1,575,200   First American Financial Corp.
                               (The)                                     46,894
--------------------------------------------------------------------------------
                                                                        226,719
--------------------------------------------------------------------------------
RAILROADS -- 0.5%
--------------------------------------------------------------------------------
                     184,700   Burlington Northern Santa Fe
                               Corp.                                      5,975
--------------------------------------------------------------------------------
                     106,100   CSX Corporation                            3,813
--------------------------------------------------------------------------------
                     192,400   Norfolk Southern Corp.                     4,550
--------------------------------------------------------------------------------
                     127,300   Union Pacific Corp.                        8,845
--------------------------------------------------------------------------------
                                                                         23,183
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 1.2%
--------------------------------------------------------------------------------
                     200,100   CBL & Associates Properties, Inc.         11,306
--------------------------------------------------------------------------------
                     768,400   Equity Office Properties Trust            22,014
--------------------------------------------------------------------------------
                     215,700   General Growth Properties, Inc.            5,986
--------------------------------------------------------------------------------
                     447,404   Rayonier, Inc.                            18,571
--------------------------------------------------------------------------------
                      78,800   Simon Property Group, Inc.                 3,652
--------------------------------------------------------------------------------
                                                                         61,529
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 1.5%
--------------------------------------------------------------------------------
                      16,200   Lehman Brothers Holdings Inc.              1,251
--------------------------------------------------------------------------------
                     712,200   Merrill Lynch & Co., Inc.                 41,771
--------------------------------------------------------------------------------
                     538,800   Morgan Stanley                            31,180
--------------------------------------------------------------------------------
                                                                         74,202
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 5.2%
--------------------------------------------------------------------------------
                     773,963   Arrow Electronics, Inc.(1)                17,910
--------------------------------------------------------------------------------
                   1,554,600   Avnet Inc.(1)                             33,673
--------------------------------------------------------------------------------
                   5,989,500   Intel Corp.                              192,863
--------------------------------------------------------------------------------
                     122,200   QUALCOMM Inc.                              6,590
--------------------------------------------------------------------------------
                     312,200   Texas Instruments Inc.                     9,172
--------------------------------------------------------------------------------
                                                                        260,208
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
SPECIALTY STORES -- 1.3%
--------------------------------------------------------------------------------
                      18,200   Advance Auto Parts(1)                 $    1,481
--------------------------------------------------------------------------------
                     460,700   Barnes & Noble Inc.(1)                    15,135
--------------------------------------------------------------------------------
                     731,700   Blockbuster Inc.                          13,134
--------------------------------------------------------------------------------
                     235,800   Claire's Stores Inc.                       4,442
--------------------------------------------------------------------------------
                      84,259   Home Depot, Inc.                           2,990
--------------------------------------------------------------------------------
                     116,200   RadioShack Corp.                           3,565
--------------------------------------------------------------------------------
                     755,500   Rent-A-Center Inc.(1)                     22,575
--------------------------------------------------------------------------------
                                                                         63,322
--------------------------------------------------------------------------------
TELEPHONE -- 3.6%
--------------------------------------------------------------------------------
                     384,343   AT&T Corp.                                 7,802
--------------------------------------------------------------------------------
                   1,725,100   BellSouth Corp.                           48,821
--------------------------------------------------------------------------------
                   1,590,300   SBC Communications Inc.                   41,459
--------------------------------------------------------------------------------
                   2,090,134   Sprint Corp.                              34,320
--------------------------------------------------------------------------------
                   1,350,380   Verizon Communications                    47,371
--------------------------------------------------------------------------------
                                                                        179,773
--------------------------------------------------------------------------------
THRIFTS -- 0.8%
--------------------------------------------------------------------------------
                     165,800   Flagstar Bancorp Inc.                      3,551
--------------------------------------------------------------------------------
                     960,450   Washington Mutual, Inc.                   38,534
--------------------------------------------------------------------------------
                                                                         42,085
--------------------------------------------------------------------------------
TOBACCO -- 2.1%
--------------------------------------------------------------------------------
                   1,597,300   Altria Group Inc.                         86,925
--------------------------------------------------------------------------------
                     284,100   R.J. Reynolds Tobacco Holdings,
                               Inc.                                      16,520
--------------------------------------------------------------------------------
                                                                        103,445
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT -- 1.0%
--------------------------------------------------------------------------------
                     144,400   FedEx Corporation                          9,747
--------------------------------------------------------------------------------
                     520,500   United Parcel Service, Inc. Cl B          38,803
--------------------------------------------------------------------------------
                                                                         48,550
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.5%
--------------------------------------------------------------------------------
                     731,000   ALLTEL Corp.                              34,050
--------------------------------------------------------------------------------
                   1,517,700   Nextel Communications, Inc.(1)            42,588
--------------------------------------------------------------------------------
                                                                         76,638
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $3,981,286)                                                     4,951,920
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.5%

COMPUTER HARDWARE &  BUSINESS MACHINES -- 0.2%
--------------------------------------------------------------------------------
                      74,400   Xerox Corp., 6.25%, 7/1/06                 9,653
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
                     172,300   Ford Motor Company Capital
                               Trust II, 6.50%, 1/15/32                   9,624
--------------------------------------------------------------------------------
                     209,800   General Motors Corp., Series B,
                               5.25%, 3/6/32                              5,637
--------------------------------------------------------------------------------
                                                                         15,261
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $21,361)                                                           24,914
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
14

Income & Growth - Schedule of Investments

DECEMBER 31, 2003

                                 ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

Repurchase Agreement, Morgan Stanley Group,
Inc., (U.S. Treasury obligations), in a joint trading
account at 0.80%, dated 12/31/03, due 1/2/04
(Delivery value $10,000)
(Cost $10,000)                                                       $   10,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $4,012,647)                                                    $4,986,834
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(3)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America Corp.,
(U.S. Government Agency obligations), 1.03%,
dated 12/31/03, due 1/2/04 (Delivery Value
$27,036)                                                               $ 27,034
--------------------------------------------------------------------------------
Repurchase Agreement, CDC IXIS, (AAA
Asset-Backed securities), 1.05%, dated
12/31/03, due 1/2/04 (Delivery Value $20,001)                            20,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs Group
Inc., (Money Market securities), 1.11%, dated
12/30/03, due 1/6/04 (Delivery Value $25,005)                            25,000
--------------------------------------------------------------------------------
                                                                         72,034
--------------------------------------------------------------------------------

Principal Amount                 ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
SHORT-TERM DEBT
--------------------------------------------------------------------------------
                     $15,000   Banco Espanol de Credito, SA
                               Time Deposit, 1.14%, 2/12/04            $ 15,000
--------------------------------------------------------------------------------
                      20,000   Caterpillar Financial Services
                               Corp. MTN, VRN, 1.32%, 3/1/04,
                               resets quarterly off the
                               3-month
                               LIBOR plus 0.15% with no caps             20,000
--------------------------------------------------------------------------------
                      20,000   Morgan Stanley Master Note,
                               VRN, 1.18%, 1/2/04                        20,000
--------------------------------------------------------------------------------
                       7,000   RACERS(SM), Series 2000-7,
                               Class A3, VRN, 1.37%, 1/15/04,
                               resets monthly off the
                               1-month
                               LIBOR plus 0.20% with no caps              7,000
--------------------------------------------------------------------------------
                      10,000   Security Benefit Life Insurance
                               Co. Funding Agreement, VRN,
                               1.33%, 1/8/04                             10,000
--------------------------------------------------------------------------------
                      20,000   Wachovia Bank N.A. Bank Note,
                               VRN, 1.09%, 1/2/04, resets daily
                               off the Federal Funds rate plus
                               0.19% with no caps                        20,000
--------------------------------------------------------------------------------
                                                                         92,000
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $164,034)                                                        $164,034
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

LIBOR = London Interbank Offered Rate

MTN = Medium Term Note

RACERS(SM) = Restructured Asset Certificates Enhanced Returns

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2003.

(1) Non-income producing.

(2) Industry is less than 0.05% of total investment securities.

(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
15

Small Company - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE        INCEPTION
                             1 YEAR        5 YEARS      INCEPTION         DATE
--------------------------------------------------------------------------------
INVESTOR CLASS               53.57%        12.88%        11.91%          7/31/98
--------------------------------------------------------------------------------
S&P SMALLCAP 600 INDEX       38.79%         9.67%         9.03%            --
--------------------------------------------------------------------------------
Institutional Class          53.52%          --          16.84%          10/1/99
--------------------------------------------------------------------------------
Advisor Class                53.16%          --          11.63%          9/7/00
--------------------------------------------------------------------------------
R Class                        --            --          18.61%(1)       8/29/03
--------------------------------------------------------------------------------

(1) Returns for periods less than one year are not annualized.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made July 31, 1998

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                              1998*    1999     2000    2001      2002     2003
--------------------------------------------------------------------------------
Investor Class                0.40%    9.76%    8.90%   3.99%    -4.00%   53.57%
--------------------------------------------------------------------------------
S&P SmallCap 600 Index        0.71%   12.40%   11.80%   6.54%   -14.63%   38.79%
--------------------------------------------------------------------------------
*From 7/31/98 (the class's inception date) to 12/31/98. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
16

Small Company - Portfolio Commentary

BY MATTI VON TURK AND BILL MARTIN, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY

Small Company posted a total return of 53.57%* in 2003, the fund's best calendar year performance since its inception on July 31,1998. Small Company also outperformed its benchmark index, the S&P SmallCap 600, which returned 38.79%.
As the preceding page illustrates, the fund's longer-term performance also stacks up well against the index.

Small Company's total net assets grew from roughly $119 million to $561 million during the course of the year. To maintain a nimble asset base and honor the fund's objective of investing in small companies, the fund will close to new accounts on February 20. Current shareholders may continue to invest in the fund through existing accounts.

STOCK MARKET REVIEW

All of the broad stock indices posted returns of 25% or more in 2003. Stocks of all sizes rallied, but smaller was better--small-company stocks outperformed large caps for the fourth consecutive year, while value stocks generally outperformed growth. Nearly every sector of the S&P SmallCap 600 posted positive returns in 2003, but the top contributors were the largest segments in the index--consumer cyclicals, technology, and financials.

PORTFOLIO OVERVIEW

Our risk evaluation and sector weightings are positioned relative to the S&P
SmallCap 600, so the same sectors that drove the index higher--consumer cyclicals, tech, and financials --also helped Small Company post a solid absolute return. In terms of relative performance, stock selection worked well in every single economic sector, with the best relative performances in the technology, health care, and consumer cyclical sectors.

The portfolio's technology stocks returned well over 60%, outperforming the tech portion of the index. Stock picking worked well across several tech industries, but it worked best in computer software (Aspect Communications and Transaction
Systems Architecture) and semiconductors (SanDisk, Avnet, and Amkor Technology).
Those stocks were among the best performers in tech, posting triple-digit returns during 2003. Another key contributor was United Online in the internet industry.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                       % OF PORTFOLIO        % OF PORTFOLIO
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          12/31/03               6/30/03
--------------------------------------------------------------------------------
NVR, Inc.                                   1.3%                  0.6%
--------------------------------------------------------------------------------
UGI Corp.                                   1.3%                  1.3%
--------------------------------------------------------------------------------
Briggs & Stratton Corp.                     1.3%                  1.3%
--------------------------------------------------------------------------------
Flagstar Bancorp Inc.                       1.3%                  1.2%
--------------------------------------------------------------------------------
Kilroy Realty Corp.                         1.2%                  0.1%
--------------------------------------------------------------------------------
Nuevo Energy Co.                            1.1%                  1.1%
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings Inc.                               1.0%                  0.4%
--------------------------------------------------------------------------------
Finish Line, Inc.                           1.0%                  0.5%
--------------------------------------------------------------------------------
PTEK Holdings, Inc.                         1.0%                   --
--------------------------------------------------------------------------------
Chiquita Brands
International, Inc.                         1.0%                  0.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
17

Small Company - Portfolio Commentary

Health care stocks in the S&P SmallCap 600 also posted solid gains, but lagged the overall index. By contrast, Small Company's health care stocks outperformed both the overall index and its health care holdings by a wide margin. Similar to its performance in tech, the fund benefited from several stocks whose share prices doubled in 2003, including Sierra Health Services, Pacific Health Care,
Humana, and Endo Pharmaceutical Holdings. Those picks and others made health care the second-best sector in terms of relative performance.

In addition to fueling the portfolio's positive return more than any other sector, consumer cyclicals also boosted the portfolio's performance relative to the index. Homebuilding stocks were the main reason for the solid performance, as portfolio picks Hovnanian Enterprises, Ryland Group, and KB Home all posted big returns. In the clothing industry, Small Company's positioning also worked well. We avoided poor performers like Too, Inc. and overweighted Footlocker, a big gainer. Specialty stores, such as Claire's Stores and Rent-A-Center, also helped boost fund performance somewhat.

The fund's financial holdings outperformed the financial segment of the index.
The portfolio's picks in the financial services industry--particularly Doral
Financial, New Century Financial, BankAtlantic Bancorp, and R&G
Financial--helped relative performance.

There were very few areas where Small Company's stock selection didn't work well during the year. In fact, our stock selection process added value in every single economic sector of the S&P SmallCap 600. A few individual names detracted from the portfolio's relative performance, including underweighting Harman
International Industries, and overweighting Chattem, Prime Medical Services, and
Steel Technologies. Fortunately, the positive contribution of our two best picks--Schnitzer Steel and Hovnanian Enterprises--offset the negative impact of our four biggest detractors. Looking ahead, we will continue to select stocks with an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

SMALL COMPANY'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                            % OF                 % OF S&P
                                         PORTFOLIO'S           SMALLCAP 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Endo Pharmaceuticals
Holdings Inc.                               1.04%                 0.00%
--------------------------------------------------------------------------------
Nuevo Energy Co.                            1.14%                 0.11%
--------------------------------------------------------------------------------
Finish Line Inc.                            1.03%                 0.00%
--------------------------------------------------------------------------------
PTEK Holdings Inc.                          1.02%                 0.00%
--------------------------------------------------------------------------------
Chiquita Brands
International Inc.                          1.02%                 0.00%
--------------------------------------------------------------------------------

SMALL COMPANY'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                            % OF                 % OF S&P
                                         PORTFOLIO'S           SMALLCAP 600
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Harman International
Industries Inc.                             0.00%                 1.10%
--------------------------------------------------------------------------------
Mid Atlantic Medical
Services Inc.                               0.18%                 0.70%
--------------------------------------------------------------------------------
Cephalon Inc.                               0.10%                 0.61%
--------------------------------------------------------------------------------
ITT Educational
Services Inc.                               0.00%                 0.48%
--------------------------------------------------------------------------------
Renal Care Group Inc.                       0.00%                 0.45%
--------------------------------------------------------------------------------

------
18

Small Company - Schedule of Investments

DECEMBER 31, 2003

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.2%

AIRLINES -- 0.5%
--------------------------------------------------------------------------------
                      56,600   Atlantic Coast Airlines Holdings(1)     $    560
--------------------------------------------------------------------------------
                      44,000   Frontier Airlines, Inc.(1)                   627
--------------------------------------------------------------------------------
                      39,500   Mesa Air Group, Inc.(1)                      495
--------------------------------------------------------------------------------
                      72,600   SkyWest, Inc.                              1,316
--------------------------------------------------------------------------------
                                                                          2,998
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 1.2%
--------------------------------------------------------------------------------
                      11,000   Ashworth Inc.(1)                              89
--------------------------------------------------------------------------------
                      77,600   Culp, Inc.(1)                                846
--------------------------------------------------------------------------------
                      23,800   Haggar Corp.                                 464
--------------------------------------------------------------------------------
                     125,800   Kellwood Co.                               5,158
--------------------------------------------------------------------------------
                       1,300   Reebok International Ltd.                     51
--------------------------------------------------------------------------------
                                                                          6,608
--------------------------------------------------------------------------------
BANKS -- 4.8%
--------------------------------------------------------------------------------
                      58,900   BancorpSouth Inc.                          1,397
--------------------------------------------------------------------------------
                      27,700   Bank of Hawaii Corporation                 1,169
--------------------------------------------------------------------------------
                     199,400   BankAtlantic BanCorp Inc.                  3,789
--------------------------------------------------------------------------------
                      55,400   City Holding Company                       1,939
--------------------------------------------------------------------------------
                      86,000   City National Corp.                        5,342
--------------------------------------------------------------------------------
                      35,600   Columbia Banking Systems Inc.                771
--------------------------------------------------------------------------------
                      65,000   Corus Bankshares Inc.                      2,051
--------------------------------------------------------------------------------
                       5,100   First Citizens BancShares, Inc.              620
--------------------------------------------------------------------------------
                       4,300   Independent Bank Corp.                       122
--------------------------------------------------------------------------------
                     162,500   Irwin Financial Corporation                5,103
--------------------------------------------------------------------------------
                         200   Mid-State Bancshares                           5
--------------------------------------------------------------------------------
                     122,000   R&G Financial Corp. Cl B                   4,856
--------------------------------------------------------------------------------
                                                                         27,164
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.3%
--------------------------------------------------------------------------------
                      10,900   Cephalon, Inc.(1)                            528
--------------------------------------------------------------------------------
                      26,100   Immucor, Inc.(1)                             532
--------------------------------------------------------------------------------
                     127,000   Kos Pharmaceuticals, Inc.(1)               5,466
--------------------------------------------------------------------------------
                      58,500   Meridian Bioscience Inc.                     610
--------------------------------------------------------------------------------
                       6,800   SICOR Inc.(1)                                185
--------------------------------------------------------------------------------
                                                                          7,321
--------------------------------------------------------------------------------
CHEMICALS -- 2.0%
--------------------------------------------------------------------------------
                     143,900   Ethyl Corp.(1)                             3,147
--------------------------------------------------------------------------------
                      38,800   Gundle/SLT Environmental, Inc.(1)            805
--------------------------------------------------------------------------------
                     117,600   MacDermid, Incorporated                    4,027
--------------------------------------------------------------------------------
                     186,000   Methanex Corp.                             2,089
--------------------------------------------------------------------------------
                      55,000   Octel Corp.                                1,083
--------------------------------------------------------------------------------
                       8,600   OM Group Inc.(1)                             225
--------------------------------------------------------------------------------
                       2,200   Scotts Co. (The) Cl A(1)                     130
--------------------------------------------------------------------------------
                                                                         11,506
--------------------------------------------------------------------------------
CLOTHING STORES -- 2.9%
--------------------------------------------------------------------------------
                       7,700   AnnTaylor Stores Corp.(1)                    300
--------------------------------------------------------------------------------
                     106,200   Charming Shoppes(1)                          573
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
                      55,300   Children's Place Retail Stores, Inc.
                               (The)(1)                                $  1,478
--------------------------------------------------------------------------------
                     190,800   Finish Line, Inc.(1)                       5,718
--------------------------------------------------------------------------------
                     180,100   Goody's Family Clothing, Inc.              1,686
--------------------------------------------------------------------------------
                      52,200   Men's Wearhouse, Inc. (The)(1)             1,306
--------------------------------------------------------------------------------
                      10,300   Pacific Sunwear of California(1)             218
--------------------------------------------------------------------------------
                     183,300   Stage Stores Inc.(1)                       5,114
--------------------------------------------------------------------------------
                                                                         16,393
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 1.7%
--------------------------------------------------------------------------------
                     143,100   Checkpoint Systems, Inc.(1)                2,707
--------------------------------------------------------------------------------
                      28,800   Hutchinson Technology Inc.(1)                885
--------------------------------------------------------------------------------
                      39,500   Imagistics International Inc.(1)           1,481
--------------------------------------------------------------------------------
                      69,400   Komag Inc.(1)                              1,015
--------------------------------------------------------------------------------
                     217,700   Maxtor Corporation(1)                      2,416
--------------------------------------------------------------------------------
                      97,800   Western Digital Corp.(1)                   1,153
--------------------------------------------------------------------------------
                                                                          9,657
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 4.0%
--------------------------------------------------------------------------------
                         300   Ansys Inc.(1)                                 12
--------------------------------------------------------------------------------
                     266,700   Aspect Communications
                               Corporation(1)                             4,203
--------------------------------------------------------------------------------
                      52,300   Autodesk, Inc.                             1,286
--------------------------------------------------------------------------------
                      40,200   CCC Information Services Group
                               Inc.(1)                                      679
--------------------------------------------------------------------------------
                      51,300   Per-Se Technologies Inc.(1)                  783
--------------------------------------------------------------------------------
                      61,800   Progress Software Corp.(1)                 1,264
--------------------------------------------------------------------------------
                      51,400   SS&C Technologies, Inc.                    1,437
--------------------------------------------------------------------------------
                     157,100   Sybase, Inc.(1)                            3,233
--------------------------------------------------------------------------------
                      61,300   Systems & Computer Technology
                               Corp.(1)                                   1,002
--------------------------------------------------------------------------------
                     162,100   Take-Two Interactive Software, Inc.(1)     4,671
--------------------------------------------------------------------------------
                     170,400   Transaction Systems Architects,
                               Inc.(1)                                    3,856
--------------------------------------------------------------------------------
                      35,000   Tyler Technologies, Inc.(1)                  337
--------------------------------------------------------------------------------
                                                                         22,763
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 4.2%
--------------------------------------------------------------------------------
                     190,400   Brookfield Homes Corp.                     4,907
--------------------------------------------------------------------------------
                      86,100   Integrated Electrical Services Inc.(1)       796
--------------------------------------------------------------------------------
                      58,200   KB Home                                    4,221
--------------------------------------------------------------------------------
                         300   MDC Holdings Inc.                             19
--------------------------------------------------------------------------------
                      16,200   NVR, Inc.(1)                               7,550
--------------------------------------------------------------------------------
                      59,500   Ryland Group, Inc. (The)                   5,274
--------------------------------------------------------------------------------
                      54,700   USG Corp.(1)                                 906
--------------------------------------------------------------------------------
                                                                         23,673
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.5%
--------------------------------------------------------------------------------
                      98,200   Maytag Corporation                         2,735
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 1.5%
--------------------------------------------------------------------------------
                      21,500   Alliant Techsystems Inc.(1)                1,242
--------------------------------------------------------------------------------
                      43,900   Applied Signal Technology Inc.             1,010
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
19

Small Company - Schedule of Investments

DECEMBER 31, 2003

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

                      17,100   Moog Inc.(1)                            $    845
--------------------------------------------------------------------------------
                     176,200   United Defense Industries, Inc.(1)         5,617
--------------------------------------------------------------------------------
                                                                          8,714
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.1%
--------------------------------------------------------------------------------
                      59,400   Neiman Marcus Group, Inc. Cl A(1)          3,188
--------------------------------------------------------------------------------
                      33,300   Saks Incorporated(1)                         501
--------------------------------------------------------------------------------
                     162,900   ShopKo Stores, Inc.(1)                     2,484
--------------------------------------------------------------------------------
                                                                          6,173
--------------------------------------------------------------------------------
DRUGS -- 2.2%
--------------------------------------------------------------------------------
                       6,900   aaiPharma Inc.(1)                            173
--------------------------------------------------------------------------------
                      16,900   Bradley Pharmaceuticals Inc.(1)              430
--------------------------------------------------------------------------------
                      30,900   D&K Healthcare Resources Inc.                419
--------------------------------------------------------------------------------
                     299,700   Endo Pharmaceuticals Holdings
                               Inc.(1)                                    5,772
--------------------------------------------------------------------------------
                      20,200   IDEXX Laboratories, Inc.(1)                  935
--------------------------------------------------------------------------------
                      51,600   Pharmaceutical Resources Inc.(1)           3,362
--------------------------------------------------------------------------------
                      55,500   Valeant Pharmaceuticals
                               International                              1,396
--------------------------------------------------------------------------------
                                                                         12,487
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 1.6%
--------------------------------------------------------------------------------
                     128,900   Avista Corp.                               2,336
--------------------------------------------------------------------------------
                      81,000   Great Plains Energy Inc.                   2,577
--------------------------------------------------------------------------------
                     216,400   Westar Energy Inc.                         4,382
--------------------------------------------------------------------------------
                                                                          9,295
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 3.9%
--------------------------------------------------------------------------------
                       5,100   Artesyn Technologies Inc.(1)                  43
--------------------------------------------------------------------------------
                     111,550   Benchmark Electronics Inc.(1)              3,883
--------------------------------------------------------------------------------
                      15,300   C-COR.net Corporation(1)                     170
--------------------------------------------------------------------------------
                      29,000   Comtech Telecommunications(1)                837
--------------------------------------------------------------------------------
                     244,000   Gerber Scientific, Inc.(1)                 1,942
--------------------------------------------------------------------------------
                      51,300   Harris Corp.                               1,947
--------------------------------------------------------------------------------
                     273,300   InterVoice, Inc.(1)                        3,244
--------------------------------------------------------------------------------
                     142,000   MTS Systems Corp.                          2,731
--------------------------------------------------------------------------------
                      12,900   Planar Systems Inc.(1)                       314
--------------------------------------------------------------------------------
                     643,400   PTEK Holdings, Inc.(1)                     5,669
--------------------------------------------------------------------------------
                      69,200   Stoneridge Inc.(1)                         1,041
--------------------------------------------------------------------------------
                                                                         21,821
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 2.7%
--------------------------------------------------------------------------------
                     125,500   Comstock Resources Inc.(1)                 2,422
--------------------------------------------------------------------------------
                      17,400   Newfield Exploration Company(1)              775
--------------------------------------------------------------------------------
                     261,500   Nuevo Energy Co.(1)                        6,321
--------------------------------------------------------------------------------
                      24,300   Plains Exploration & Production
                               Co.(1)                                       374
--------------------------------------------------------------------------------
                     113,300   Pogo Producing Co.                         5,472
--------------------------------------------------------------------------------
                       1,400   Stone Energy Corporation(1)                   59
--------------------------------------------------------------------------------
                                                                         15,423
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.7%
--------------------------------------------------------------------------------
                     178,900   Handleman Co.                              3,673
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
                      25,900   Duratek Inc.(1)                         $    338
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.8%
--------------------------------------------------------------------------------
                      83,300   CompuCredit Corp.(1)                       1,773
--------------------------------------------------------------------------------
                      85,950   Doral Financial Corp.                      2,774
--------------------------------------------------------------------------------
                                                                          4,547
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 2.5%
--------------------------------------------------------------------------------
                     251,200   Chiquita Brands International, Inc.(1)     5,659
--------------------------------------------------------------------------------
                      78,900   Nash Finch Co.                             1,763
--------------------------------------------------------------------------------
                     174,100   Pilgrim's Pride Corp.                      2,843
--------------------------------------------------------------------------------
                     100,600   Sanderson Farms Inc.                       4,054
--------------------------------------------------------------------------------
                                                                         14,319
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.6%
--------------------------------------------------------------------------------
                     310,600   Louisiana-Pacific Corp.(1)                 5,554
--------------------------------------------------------------------------------
                      50,200   Potlatch Corp.                             1,745
--------------------------------------------------------------------------------
                      42,500   United Stationers Inc.(1)                  1,739
--------------------------------------------------------------------------------
                                                                          9,038
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 2.4%
--------------------------------------------------------------------------------
                     100,400   Energen Corp.                              4,119
--------------------------------------------------------------------------------
                      14,500   Piedmont Natural Gas Co., Inc.               630
--------------------------------------------------------------------------------
                      65,000   Southern Union Co.(1)                      1,196
--------------------------------------------------------------------------------
                     219,850   UGI Corp.                                  7,453
--------------------------------------------------------------------------------
                                                                         13,398
--------------------------------------------------------------------------------
GROCERY STORES -- 0.7%
--------------------------------------------------------------------------------
                     169,000   7-Eleven Inc.(1)                           2,713
--------------------------------------------------------------------------------
                      55,600   Pantry Inc. (The)(1)                       1,262
--------------------------------------------------------------------------------
                       1,500   Smart & Final Inc.(1)                         15
--------------------------------------------------------------------------------
                                                                          3,990
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
                     349,500   General Cable Corp.(1)                     2,848
--------------------------------------------------------------------------------
HEAVY MACHINERY -- 0.2%
--------------------------------------------------------------------------------
                      13,500   NACCO Industries, Inc. Cl A                1,208
--------------------------------------------------------------------------------
HOTELS(2)
--------------------------------------------------------------------------------
                       8,600   Marcus Corp.                                 141
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 5.3%
-----------------------------------------------------------------------
                      38,300   Autoliv, Inc.                              1,442
--------------------------------------------------------------------------------
                     109,500   Briggs & Stratton Corp.                    7,381
--------------------------------------------------------------------------------
                      89,000   Carlisle Companies, Inc.                   5,418
--------------------------------------------------------------------------------
                      41,200   Genlyte Group Inc.(1)                      2,405
--------------------------------------------------------------------------------
                     385,400   Global Power Equipment Group
                               Inc.(1)                                    2,574
--------------------------------------------------------------------------------
                     104,500   Lennox International Inc.                  1,745
--------------------------------------------------------------------------------
                      62,100   Middleby Corp.                             2,513
--------------------------------------------------------------------------------
                      89,900   Watsco, Inc.                               2,043
--------------------------------------------------------------------------------
                     105,600   York International Corp.                   3,886
--------------------------------------------------------------------------------
                                                                         29,407
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                  (continued)

------
20

Small Company - Schedule of Investments

DECEMBER 31, 2003

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.7%
--------------------------------------------------------------------------------
                      62,400   Administaff Inc.(1)                     $  1,085
--------------------------------------------------------------------------------
                       1,800   Labor Ready Inc.(1)                           24
--------------------------------------------------------------------------------
                      66,000   Regis Corp.                                2,607
--------------------------------------------------------------------------------
                       6,900   United Rentals Inc.(1)                       133
--------------------------------------------------------------------------------
                                                                          3,849
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 4.4%
--------------------------------------------------------------------------------
                      40,400   APAC Customer Services Inc.(1)               105
--------------------------------------------------------------------------------
                     204,800   Convergys Corp.(1)                         3,576
--------------------------------------------------------------------------------
                     337,100   CSG Systems International(1)               4,210
--------------------------------------------------------------------------------
                      48,800   Gevity HR Inc.                             1,085
--------------------------------------------------------------------------------
                     266,700   infoUSA Inc.(1)                            1,979
--------------------------------------------------------------------------------
                      89,800   Memberworks Inc.(1)                        2,440
--------------------------------------------------------------------------------
                      42,300   PDI Inc.(1)                                1,134
--------------------------------------------------------------------------------
                      57,300   ProQuest Co.(1)                            1,687
--------------------------------------------------------------------------------
                     184,000   RMH Teleservices, Inc.(1)                    949
--------------------------------------------------------------------------------
                      57,600   Sourcecorp, Inc.(1)                        1,476
--------------------------------------------------------------------------------
                      11,400   University of Phoenix Online(1)              786
--------------------------------------------------------------------------------
                     212,500   Viad Corp.                                 5,314
--------------------------------------------------------------------------------
                                                                         24,741
--------------------------------------------------------------------------------
INTERNET -- 0.1%
--------------------------------------------------------------------------------
                      43,100   Earthlink Inc.(1)                            431
--------------------------------------------------------------------------------
                      11,400   Register.com(1)                               60
--------------------------------------------------------------------------------
                                                                            491
--------------------------------------------------------------------------------
LEISURE -- 4.1%
--------------------------------------------------------------------------------
                      14,500   Arctic Cat Inc.                              358
--------------------------------------------------------------------------------
                     176,200   Brunswick Corp.                            5,609
--------------------------------------------------------------------------------
                      58,000   Callaway Golf Co.                            977
--------------------------------------------------------------------------------
                      35,700   CPI Corp.                                    721
--------------------------------------------------------------------------------
                      76,900   GTECH Holdings Corp.                       3,806
--------------------------------------------------------------------------------
                     175,700   Isle of Capri Casinos Inc.(1)              3,772
--------------------------------------------------------------------------------
                     176,500   M&F Worldwide Corp.(1)                     2,358
--------------------------------------------------------------------------------
                       9,500   Marvel Enterprises, Inc.(1)                  277
--------------------------------------------------------------------------------
                      45,200   Movado Group Inc.                          1,276
--------------------------------------------------------------------------------
                      70,200   Penn National Gaming Inc.(1)               1,620
--------------------------------------------------------------------------------
                      86,400   Scientific Games Corporation(1)            1,470
--------------------------------------------------------------------------------
                      31,600   SCP Pool Corporation(1)                    1,033
--------------------------------------------------------------------------------
                                                                         23,277
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.1%
--------------------------------------------------------------------------------
                      24,000   AmerUs Group Co.                             839
--------------------------------------------------------------------------------
                     134,750   Delphi Financial Group, Inc. Cl A          4,851
--------------------------------------------------------------------------------
                      11,300   Stancorp Financial Group Inc.                711
--------------------------------------------------------------------------------
                                                                          6,401
--------------------------------------------------------------------------------
MEDIA -- 0.6%
--------------------------------------------------------------------------------
                     101,600   PanAmSat Corp.(1)                          2,190
--------------------------------------------------------------------------------
                     111,900   UnitedGlobalCom Inc.(1)                      949
--------------------------------------------------------------------------------
                                                                          3,139
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 4.1%
--------------------------------------------------------------------------------
                     113,000   Advanced Medical Optics Inc.(1)         $  2,220
--------------------------------------------------------------------------------
                      51,800   Affymetrix Inc.(1)                         1,275
--------------------------------------------------------------------------------
                         700   ALARIS Medical Systems, Inc.(1)               11
--------------------------------------------------------------------------------
                      49,100   Beckman Coulter Inc.                       2,496
--------------------------------------------------------------------------------
                     119,800   CNS Inc.                                   1,641
--------------------------------------------------------------------------------
                     141,000   Dade Behring Holdings Inc.(1)              5,040
--------------------------------------------------------------------------------
                      46,800   DJ Orthopedics Inc.(1)                     1,254
--------------------------------------------------------------------------------
                     227,900   Owens & Minor Inc.                         4,993
--------------------------------------------------------------------------------
                     156,600   Sybron Dental Specialties Inc.(1)          4,400
--------------------------------------------------------------------------------
                                                                         23,330
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 3.6%
--------------------------------------------------------------------------------
                      40,500   America Service Group Inc.(1)              1,252
--------------------------------------------------------------------------------
                      41,600   Coventry Health Care Inc.(1)               2,683
--------------------------------------------------------------------------------
                     170,200   Humana Inc.(1)                             3,889
--------------------------------------------------------------------------------
                      15,300   Mid Atlantic Medical Services(1)             991
--------------------------------------------------------------------------------
                      36,300   PacifiCare Health Systems, Inc.(1)         2,454
--------------------------------------------------------------------------------
                     489,800   US Oncology Inc.(1)                        5,271
--------------------------------------------------------------------------------
                     108,300   WellChoice Inc.(1)                         3,736
--------------------------------------------------------------------------------
                                                                         20,276
--------------------------------------------------------------------------------
MINING & METALS -- 3.2%
--------------------------------------------------------------------------------
                      44,400   Alliance Resource Partners L.P.(1)         1,526
--------------------------------------------------------------------------------
                      13,700   Carpenter Technology                         405
--------------------------------------------------------------------------------
                      71,000   Crown Holdings Inc.(1)                       643
--------------------------------------------------------------------------------
                     123,000   Reliance Steel & Aluminum
                               Company                                    4,085
--------------------------------------------------------------------------------
                      67,000   Schnitzer Steel Industries Inc.            4,054
--------------------------------------------------------------------------------
                      79,400   Silgan Holdings Inc.(1)                    3,382
--------------------------------------------------------------------------------
                      85,500   Southern Peru Copper Corp.                 4,032
--------------------------------------------------------------------------------
                                                                         18,127
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 2.0%
--------------------------------------------------------------------------------
                     138,400   American Axle & Manufacturing
                               Holdings, Inc.(1)                          5,594
--------------------------------------------------------------------------------
                     102,200   Dura Automotive Systems, Inc.(1)           1,305
--------------------------------------------------------------------------------
                      17,000   Intermet Corp.                                92
--------------------------------------------------------------------------------
                      39,000   Lear Corporation                           2,392
--------------------------------------------------------------------------------
                     317,500   Tenneco Automotive Inc.(1)                 2,124
--------------------------------------------------------------------------------
                                                                         11,507
--------------------------------------------------------------------------------
OIL REFINING -- 0.7%
--------------------------------------------------------------------------------
                     279,400   Tesoro Petroleum Corp.(1)                  4,071
--------------------------------------------------------------------------------
OIL SERVICES -- 2.1%
--------------------------------------------------------------------------------
                       6,800   FMC Technologies Inc.(1)                     158
--------------------------------------------------------------------------------
                     112,300   Oceaneering International, Inc.(1)         3,145
--------------------------------------------------------------------------------
                     121,600   Petroleum Development Corp.(1)             2,882
--------------------------------------------------------------------------------
                     112,300   Tetra Technologies Inc.(1)                 2,722
--------------------------------------------------------------------------------
                     109,100   Universal Compression Holdings
                               Inc.(1)                                    2,854
--------------------------------------------------------------------------------
                                                                         11,761
--------------------------------------------------------------------------------
See Notes to Financial Statements.                                  (continued)

------
21

Small Company - Schedule of Investments

DECEMBER 31, 2003

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 2.0%
--------------------------------------------------------------------------------
                      66,796   Fidelity National Financial, Inc.       $  2,590
--------------------------------------------------------------------------------
                     186,100   First American Financial Corp.
                               (The)                                      5,541
--------------------------------------------------------------------------------
                      59,400   LandAmerica Financial Group, Inc.          3,104
--------------------------------------------------------------------------------
                                                                         11,235
--------------------------------------------------------------------------------
PUBLISHING -- 0.3%
--------------------------------------------------------------------------------
                       7,200   John H. Harland Company                      197
--------------------------------------------------------------------------------
                      75,000   Thomas Nelson Inc.                         1,449
--------------------------------------------------------------------------------
                                                                          1,646
--------------------------------------------------------------------------------
RAILROADS -- 0.2%
--------------------------------------------------------------------------------
                      77,700   Kansas City Southern Industries,
                               Inc.(1)                                    1,113
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 2.1%
--------------------------------------------------------------------------------
                      89,500   CBL & Associates Properties, Inc.          5,057
--------------------------------------------------------------------------------
                     205,400   Kilroy Realty Corp.                        6,727
--------------------------------------------------------------------------------
                                                                         11,784
--------------------------------------------------------------------------------
RESTAURANTS -- 2.0%
--------------------------------------------------------------------------------
                     132,900   CBRL Group, Inc.                           5,084
--------------------------------------------------------------------------------
                      11,300   CEC Entertainment Inc.(1)                    536
--------------------------------------------------------------------------------
                      90,000   Dave & Buster's Inc.(1)                    1,141
--------------------------------------------------------------------------------
                      19,500   Garden Fresh Restaurant Corp.(1)             313
--------------------------------------------------------------------------------
                     177,127   Lone Star Steakhouse & Saloon,
                               Inc.                                       4,106
--------------------------------------------------------------------------------
                                                                         11,180
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT(2)
--------------------------------------------------------------------------------
                         300   Affiliated Managers Group Inc.(1)             21
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 3.7%
--------------------------------------------------------------------------------
                      93,600   Amkor Technology, Inc.(1)                  1,704
--------------------------------------------------------------------------------
                     218,300   Arrow Electronics, Inc.(1)                 5,051
--------------------------------------------------------------------------------
                     257,900   Avnet Inc.(1)                              5,587
--------------------------------------------------------------------------------
                      55,300   Cypress Semiconductor
                               Corporation(1)                             1,181
--------------------------------------------------------------------------------
                       2,100   Diodes Inc.(1)                                40
--------------------------------------------------------------------------------
                     160,300   MEMC Electronic Materials Inc.(1)          1,542
--------------------------------------------------------------------------------
                     152,600   Photronics Inc.(1)                         3,040
--------------------------------------------------------------------------------
                      63,700   Rainbow Technologies Inc.(1)                 717
--------------------------------------------------------------------------------
                      63,800   Standard Microsystems Corporation(1)       1,614
--------------------------------------------------------------------------------
                       9,200   Varian Semiconductor Equipment
                               Associates, Inc.(1)                          402
--------------------------------------------------------------------------------
                                                                         20,878
--------------------------------------------------------------------------------
SPECIALTY STORES -- 4.7%
--------------------------------------------------------------------------------
                       8,600   Advance Auto Parts(1)                        700
--------------------------------------------------------------------------------
                     170,100   Barnes & Noble Inc.(1)                     5,588
--------------------------------------------------------------------------------
                      45,800   Big 5 Sporting Goods Corp.(1)                960
--------------------------------------------------------------------------------
                      18,200   Borders Group Inc.(1)                        399
--------------------------------------------------------------------------------
                      11,400   Brookstone Inc.(1)                           243
--------------------------------------------------------------------------------
                     112,600   Brown Shoe Company, Inc.                   4,271
--------------------------------------------------------------------------------

Shares                           ($ IN THOUSANDS)                       Value
--------------------------------------------------------------------------------

                      51,000   Chronimed, Inc.(1)                      $    432
--------------------------------------------------------------------------------
                     102,600   Claire's Stores Inc.                       1,933
--------------------------------------------------------------------------------
                      17,800   Finlay Enterprises, Inc.(1)                  252
--------------------------------------------------------------------------------
                     222,115   Jo-Ann Stores Inc.(1)                      4,531
--------------------------------------------------------------------------------
                     188,350   Rent-A-Center Inc.(1)                      5,627
--------------------------------------------------------------------------------
                       5,600   Rite Aid Corp.(1)                             34
--------------------------------------------------------------------------------
                      10,900   Toys 'R' Us, Inc.(1)                         138
--------------------------------------------------------------------------------
                      54,600   Yankee Candle Company Inc.(1)              1,492
--------------------------------------------------------------------------------
                                                                         26,600
--------------------------------------------------------------------------------
TELEPHONE -- 0.8%
--------------------------------------------------------------------------------
                     386,700   Talk America Holdings Inc.(1)              4,455
--------------------------------------------------------------------------------
THRIFTS -- 2.3%
--------------------------------------------------------------------------------
                      59,400   Downey Financial Corp.                     2,928
--------------------------------------------------------------------------------
                       9,100   First Federal Capital Corp.                  205
--------------------------------------------------------------------------------
                     336,100   Flagstar Bancorp Inc.                      7,199
--------------------------------------------------------------------------------
                      64,300   WSFS Financial Corp.                       2,884
--------------------------------------------------------------------------------
                                                                         13,216
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT -- 2.2%
--------------------------------------------------------------------------------
                      31,100   Arkansas Best Corporation                    976
--------------------------------------------------------------------------------
                      37,600   Brink's Company (The)                        850
--------------------------------------------------------------------------------
                      26,900   Forward Air Corp.(1)                         740
--------------------------------------------------------------------------------
                      62,715   Heartland Express, Inc.                    1,517
--------------------------------------------------------------------------------
                      30,400   Kirby Corporation(1)                       1,060
--------------------------------------------------------------------------------
                      47,000   Knight Transportation Inc.(1)              1,206
--------------------------------------------------------------------------------
                      37,400   Landstar System, Inc.(1)                   1,423
--------------------------------------------------------------------------------
                      28,200   Offshore Logistics, Inc.(1)                  691
--------------------------------------------------------------------------------
                       9,400   SEACOR SMIT Inc.(1)                          395
--------------------------------------------------------------------------------
                      34,500   USF Corp.                                  1,180
--------------------------------------------------------------------------------
                      58,911   Yellow Roadway Corp.(1)                    2,131
--------------------------------------------------------------------------------
                                                                         12,169
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.3%
--------------------------------------------------------------------------------
                     108,100   Brightpoint Inc.(1)                        1,865
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $472,092)                                                         554,770
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 1.8%

Repurchase Agreement, Morgan Stanley Group,
Inc., (U.S. Treasury obligations), in a joint trading
account at 0.80%, dated 12/31/03, due 1/2/04
(Delivery value $10,100)
(Cost $10,100)                                                           10,100
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $482,192)                                                        $564,870
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

(2) Industry is less than 0.05% of total investment securities.

See Notes to Financial Statements.

------
22

Statement of Assets and Liabilities

DECEMBER 31, 2003
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS                  EQUITY          INCOME &         SMALL
EXCEPT PER-SHARE AMOUNTS)              GROWTH           GROWTH         COMPANY

ASSETS

Investment securities, at
value (cost of $1,133,831,
$4,012,647, and $482,192,
respectively) -- including
$14,735, $161,077, and
$-- of securities loaned,
respectively                         $1,400,512       $4,986,834       $564,870
------------------------------
Investments made with cash
collateral received for
securities on loan, at value
(cost of $15,037, $164,034,
and $--, respectively)                   15,037          164,034             --
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $1,148,868,
$4,176,651, and $482,192,
respectively)                         1,415,549        5,150,868        564,870
--------------------------------------------------------------------------------
Cash                                         --               --          5,010
------------------------------
Receivable for
investments sold                             --               --          3,762
------------------------------
Receivable for capital
shares sold                                 581              859          3,348
------------------------------
Receivable for variation
margin on futures contracts                  14               --             --
------------------------------
Dividends and
interest receivable                       1,332            7,545            419
--------------------------------------------------------------------------------
                                      1,417,476        5,159,272        577,409
--------------------------------------------------------------------------------

LIABILITIES

Disbursements in excess
of demand deposit cash                    6,821           27,563             --
------------------------------
Payable for collateral
received on securities loaned            15,037          164,034             --
------------------------------
Payable for
investments purchased                        --               --         16,054
------------------------------
Accrued management fees                     746            2,561            365
------------------------------
Distribution fees payable                    24              186             11
------------------------------
Service fees payable                         24              185             11
--------------------------------------------------------------------------------
                                         22,652          194,529         16,441
--------------------------------------------------------------------------------
NET ASSETS                           $1,394,824       $4,964,743       $560,968
================================================================================

See Notes to Financial Statements.                                  (continued)

------
23

Statement of Assets and Liabilities

DECEMBER 31, 2003
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS                  EQUITY          INCOME &         SMALL
EXCEPT PER-SHARE AMOUNTS)              GROWTH           GROWTH         COMPANY

NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                     $1,425,223       $4,796,663       $467,232
------------------------------
Undistributed net
investment income                            42              317             --
------------------------------
Undistributed accumulated
net realized gain (loss)
on investment transactions             (297,600)        (806,424)        11,058
------------------------------
Net unrealized appreciation
on investments                          267,159          974,187         82,678
--------------------------------------------------------------------------------
                                     $1,394,824       $4,964,743       $560,968
================================================================================
INVESTOR CLASS,
$10.00 PAR VALUE
($AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                       $1,188,103,172   $3,803,254,153   $467,228,048
------------------------------
Shares outstanding                   60,626,200      137,321,913     55,962,142
------------------------------
Net asset value per share                $19.60           $27.70          $8.35
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS,
$10.00 PAR VALUE
($AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                          $91,240,433     $270,759,803    $30,830,121
------------------------------
Shares outstanding                    4,653,762        9,772,181      3,687,000
------------------------------
Net asset value per share                $19.61           $27.71          $8.36
--------------------------------------------------------------------------------
ADVISOR CLASS,
$10.00 PAR VALUE
($AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                         $114,404,420     $888,389,714    $62,907,270
------------------------------
Shares outstanding                    5,840,400       32,095,577      7,582,197
------------------------------
Net asset value per share                $19.59           $27.68          $8.30
--------------------------------------------------------------------------------
C CLASS,
$10.00 PAR VALUE
($AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                           $1,075,545       $2,330,326            N/A
------------------------------
Shares outstanding                       55,002           84,214            N/A
------------------------------
Net asset value per share                $19.55           $27.67            N/A
--------------------------------------------------------------------------------
R CLASS,
$10.00 PAR VALUE
($AND SHARES IN FULL)
--------------------------------------------------------------------------------
Net assets                                  N/A           $9,447         $2,969
------------------------------
Shares outstanding                          N/A              341            356
------------------------------
Net asset value per share                   N/A           $27.70          $8.34
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
24

Statement of Operations

YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                       EQUITY          INCOME &         SMALL
(AMOUNTS IN THOUSANDS)                 GROWTH           GROWTH         COMPANY

INVESTMENT INCOME

INCOME:
------------------------------
Dividends                               $20,978         $107,469         $2,260
------------------------------
Interest                                     74              131             41
------------------------------
Securities lending                          111              359             --
--------------------------------------------------------------------------------
                                         21,163          107,959          2,301
--------------------------------------------------------------------------------

EXPENSES:
------------------------------
Management fees                           8,113           27,323          2,015
------------------------------
Distribution fees:
------------------------------
  Advisor Class                             277            1,909             37
------------------------------
  C Class                                     4               15             --
------------------------------
Service fees:
------------------------------
  Advisor Class                             277            1,909             37
------------------------------
  C Class                                     1                5             --
------------------------------
Directors' fees
and expenses                                 36              122              6
------------------------------
Other expenses                               18               51              3
--------------------------------------------------------------------------------
                                          8,726           31,334          2,098
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                    12,437           76,625            203
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN

Net realized gain on
investment transactions                  29,265           27,901         25,993
------------------------------
Change in net unrealized
appreciation on investments             295,253        1,045,587         82,803
--------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN                         324,518        1,073,488        108,796
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS              $336,955       $1,150,113       $108,999
================================================================================

See Notes to Financial Statements.

------
25

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)               EQUITY GROWTH           INCOME & GROWTH
--------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS                     2003          2002        2003          2002

OPERATIONS

Net investment income            $12,437      $12,425      $76,625      $65,052
-----------------------------
Net realized gain (loss)          29,265     (178,532)      27,901     (317,769)
-----------------------------
Change in net
unrealized appreciation          295,253     (171,281)   1,045,587     (850,423)
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                  336,955     (337,388)   1,150,113   (1,103,140)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
-----------------------------
  Investor Class                 (10,325)     (10,388)     (59,656)     (49,355)
-----------------------------
  Institutional Class             (1,264)      (1,316)      (4,597)      (3,370)
-----------------------------
  Advisor Class                     (823)        (699)     (11,747)     (11,206)
-----------------------------
  C Class                             --           --          (15)          (6)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions               (12,412)     (12,403)     (76,015)     (63,937)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net decrease in net
assets from capital
share transactions              (115,074)    (208,986)    (121,746)    (732,602)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                    209,469     (558,777)     952,352   (1,899,679)

NET ASSETS

Beginning of period            1,185,355    1,744,132    4,012,391    5,912,070
--------------------------------------------------------------------------------
End of period                 $1,394,824   $1,185,355   $4,964,743   $4,012,391
================================================================================

Undistributed net
investment income                    $42          $18         $317          $72
================================================================================

See Notes to Financial Statements.                                  (continued)

------
26

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
(AMOUNTS IN THOUSANDS)                                         SMALL COMPANY
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                       2003         2002

OPERATIONS

Net investment income                                         $203          $23
--------------------------------------------
Net realized gain (loss)                                    25,993       (9,235)
--------------------------------------------
Change in net unrealized appreciation                       82,803       (3,367)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                  108,999      (12,579)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
--------------------------------------------
  Investor Class                                              (110)          --
--------------------------------------------
  Institutional Class                                          (72)          --
--------------------------------------------
From net realized gains:
--------------------------------------------
  Investor Class                                            (4,765)        (166)
--------------------------------------------
  Institutional Class                                         (329)          (3)
--------------------------------------------
  Advisor Class                                               (606)          --
--------------------------------------------------------------------------------
Decrease in net assets from distributions                   (5,882)        (169)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase in net assets from
capital share transactions                                 339,297      103,598
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 442,414       90,850

NET ASSETS

Beginning of period                                        118,554       27,704
--------------------------------------------------------------------------------
End of period                                             $560,968     $118,554
================================================================================

Undistributed net investment income                             --          $17
================================================================================

See Notes to Financial Statements.

------
27

Notes to Financial Statements

DECEMBER 31, 2003 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. American Century Equity Growth Fund
(Equity Growth), American Century Income & Growth Fund (Income & Growth) and
American Century Small Company Fund (Small Company), (collectively, the funds)
are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. Equity Growth seeks capital appreciation by investing in common stocks. Income & Growth seeks capital growth by investing in common stocks. Income is a secondary objective. Small Company seeks capital appreciation by investing primarily in common stocks of small companies. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- Equity Growth is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the C Class shares. Income & Growth is authorized to issue the Investor Class, the Institutional Class, the Advisor
Class, the C Class and the R Class shares. Small Company is authorized to issue the Investor Class, the Institutional Class, the Advisor Class and the R Class
shares. The C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of the R Class commenced on August 29,
2003 for Income & Growth and Small Company.

It has recently come to the attention of American Century Investment Management,
Inc. (ACIM) that certain corporate filings of the funds were not properly filed with the California Secretary of State. The funds' Board of Directors has duly approved the creation of all of the funds and their classes within the corporation, with such rights as set forth in the funds' prospectuses, and the funds are registered with the Securities and Exchange Commission, but the
Investor, Advisor and Institutional Classes of Small Company, and the Advisor
and Institutional Classes of Income & Growth and Equity Growth were not properly designated under state law. ACIM is working with counsel to correct these deficiencies as expeditiously as possible, and while it does not believe this will have any effect on the funds or their shareholders, at this time it cannot assure the outcome of its efforts.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- Equity Growth and Income & Growth may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed

                                                                    (continued)

------
28

Notes to Financial Statements

DECEMBER 31, 2003 (AMOUNTS IN THOUSANDS)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that the funds' investment manager, ACIM, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid quarterly for the funds. Distributions from net realized gains for the funds, if any, are generally declared and paid twice a year.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee per class.
The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment
Category Fee based on the average net assets of the funds in a specific fund's investment category and a Complex Fee based on the average net assets of all the funds managed by ACIM. The rates for the Investment Category Fee range from
0.3380% to 0.5200% for Equity Growth and Income & Growth, and 0.5380% to 0.7200%
for Small Company. The rates for the Complex Fee (Investor Class, C Class and R
Class) range from 0.2900% to 0.3100%. The Institutional Class and Advisor Class
are 0.2000% and 0.2500% less, respectively, at each point within the Complex Fee
(Investor Class, C Class and R Class) range.

For the year ended December 31, 2003, the effective annual management fees for the funds were as follows:

--------------------------------------------------------------------------------
                                  EQUITY            INCOME &             SMALL
                                  GROWTH             GROWTH             COMPANY
--------------------------------------------------------------------------------
Investor                           0.69%              0.68%              0.88%
--------------------------------------------------------------------------------
Institutional                      0.49%              0.48%              0.68%
--------------------------------------------------------------------------------
Advisor                            0.44%              0.43%              0.63%
--------------------------------------------------------------------------------
C                                  0.69%              0.68%               N/A
--------------------------------------------------------------------------------
R                                   N/A               0.68%              0.88%
--------------------------------------------------------------------------------

                                                                    (continued)

------
29

Notes to Financial Statements

DECEMBER 31, 2003 (AMOUNTS IN THOUSANDS)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the C Class and R Class (collectively with the Advisor
Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class and C Class will pay American Century Investment
Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                                           ADVISOR        C
--------------------------------------------------------------------------------
Distribution Fee                                            0.25%       0.75%
--------------------------------------------------------------------------------
Service Fee                                                 0.25%       0.25%
--------------------------------------------------------------------------------

The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed daily and paid monthly in arrears based on each class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by
ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for C Class and R Class shares. Fees incurred under the plans during the year ended December 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2003, the funds invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a bank line of credit agreement and Equity Growth and Income & Growth have a securities lending agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the year ended
December 31, 2003, were as follows:

--------------------------------------------------------------------------------
                                       EQUITY        INCOME &         SMALL
                                       GROWTH         GROWTH         COMPANY
--------------------------------------------------------------------------------
Purchases                            $1,183,161      $2,874,603      $607,291
--------------------------------------------------------------------------------
Proceeds from sales                  $1,317,275      $3,016,937      $279,019
--------------------------------------------------------------------------------

                                                                    (continued)

------
30

Notes to Financial Statements

DECEMBER 31, 2003 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 2,000,000 shares to each fund.
Transactions in shares of the funds were as follows:

--------------------------------------------------------------------------------------------------------------
                                      EQUITY GROWTH            INCOME & GROWTH              SMALL COMPANY
--------------------------------------------------------------------------------------------------------------
                                  SHARES        AMOUNT       SHARES         AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                1,000,000                  1,000,000                   1,000,000
==============================================================================================================
Sold                                10,666     $181,540        24,836      $589,450        47,243    $341,150
-----------------------------
Issued in reinvestment
of distributions                       544        9,563         2,254        55,952           556       4,559
-----------------------------
Redeemed                           (15,105)    (251,577)      (33,366)     (790,926)      (12,498)    (82,776)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)             (3,895)    $(60,474)       (6,276)    $(145,524)       35,301    $262,933
==============================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                1,000,000                  1,000,000                   1,000,000
==============================================================================================================
Sold                                 9,021     $154,225        25,762      $626,112        29,215    $176,065
-----------------------------
Issued in reinvestment
of distributions                       594        9,656         2,005        46,294            26         160
-----------------------------
Redeemed                           (21,222)    (355,283)      (46,883)   (1,128,952)      (13,258)    (76,834)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)            (11,607)   $(191,402)      (19,116)    $(456,546)       15,983     $99,391
==============================================================================================================
INSTITUTIONAL CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                  250,000                    250,000                     250,000
==============================================================================================================
Sold                                   958      $15,938         2,758       $65,195         3,840     $25,351
-----------------------------
Issued in reinvestment
of distributions                        72        1,259           165         4,106            48         399
-----------------------------
Redeemed                            (3,318)     (58,473)       (2,221)      (53,236)         (521)     (3,114)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)             (2,288)    $(41,276)          702       $16,065         3,367     $22,636
==============================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                  250,000                    250,000                     250,000
==============================================================================================================
Sold                                   952      $16,172         3,205       $78,480           285      $1,648
-----------------------------
Issued in reinvestment
of distributions                        80        1,300           131         3,022            --           3
-----------------------------
Redeemed                            (1,712)     (29,043)       (2,810)      (68,196)          (99)       (556)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (680)    $(11,571)          526       $13,306           186      $1,095
==============================================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                  250,000                    250,000                     250,000
==============================================================================================================
Sold                                 2,744      $45,544         9,111      $217,630         9,412     $71,030
-----------------------------
Issued in reinvestment
of distributions                        46          801           471        11,679            70         575
-----------------------------
Redeemed                            (3,515)     (60,336)       (9,295)     (221,728)       (2,467)    (17,879)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (725)    $(13,991)          287        $7,581         7,015     $53,726
==============================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                  250,000                    250,000                     250,000
==============================================================================================================
Sold                                 2,403      $39,723        14,902      $362,895           667      $3,679
-----------------------------
Issued in reinvestment
of distributions                        42          680           485        11,155            --          --
-----------------------------
Redeemed                            (2,754)     (46,594)      (28,473)     (664,988)         (106)       (567)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)               (309)     $(6,191)      (13,086)    $(290,938)          561      $3,112
==============================================================================================================

                                                                   (continued)

------
31

Notes to Financial Statements

DECEMBER 31, 2003 (AMOUNTS IN THOUSANDS)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------------------------------------
                                      EQUITY GROWTH            INCOME & GROWTH              SMALL COMPANY
--------------------------------------------------------------------------------------------------------------
                                  SHARES        AMOUNT       SHARES         AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                  250,000                    250,000                         N/A
==============================================================================================================
Sold                                    42         $740            16          $372
-----------------------------
Issued in reinvestment
of distributions                        --           --            --             9
-----------------------------
Redeemed                                (5)         (73)          (11)         (258)
--------------------------------------------------------------------------------------------------------------
Net increase                            37         $667             5          $123
==============================================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                  250,000                    250,000                         N/A
==============================================================================================================
Sold                                    15         $235            71        $1,756
-----------------------------
Issued in reinvestment
of distributions                        --           --            --             3
-----------------------------
Redeemed                                (4)         (57)           (8)         (183)
--------------------------------------------------------------------------------------------------------------
Net increase                            11         $178            63        $1,576
==============================================================================================================
R CLASS
--------------------------------------------------------------------------------------------------------------
PERIOD ENDED
DECEMBER 31, 2003(1)

DESIGNATED SHARES                      N/A                    250,000                     250,000
==============================================================================================================
Sold                                                               --            $9            --          $2
==============================================================================================================

(1) August 29, 2003 (commencement of sale) through December 31, 2003 for Income
    & Growth and Small Company.

5. SECURITIES LENDING

As of December 31, 2003, securities in Equity Growth and Income & Growth valued at $14,735 and $161,077, respectively, were on loan through the lending agent,
JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $15,037 and $164,034, respectively.
The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650 million unsecured bank line of credit agreement with JPMCB, which was renewed from $620 million effective December 17, 2003. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the year ended December 31, 2003.

                                                                    (continued)

------
32

Notes to Financial Statements

DECEMBER 31, 2003 (AMOUNTS IN THOUSANDS)

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                           EQUITY GROWTH       INCOME & GROWTH     SMALL COMPANY
--------------------------------------------------------------------------------
                           2003      2002      2003       2002     2003    2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income           $12,412   $12,403   $76,015   $63,937   $4,326     --
--------------------------------------------------------------------------------
Long-term capital gains        --        --        --        --   $1,556   $169
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
                                           EQUITY        INCOME &        SMALL
                                           GROWTH         GROWTH        COMPANY
--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE
EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments          $1,141,850     $4,070,833     $482,940
================================================================================
Gross tax appreciation
of investments                             $265,734     $1,041,472      $84,771
---------------------------------
Gross tax depreciation
of investments                               (7,072)      (125,471)      (2,841)
--------------------------------------------------------------------------------
Net tax appreciation
of investments                             $258,662       $916,001      $81,930
================================================================================
Net tax appreciation
(depreciation) of derivatives                   $--            $--          $--
--------------------------------------------------------------------------------
Net tax appreciation                       $258,662       $916,001      $81,930
================================================================================
Undistributed ordinary income                   $42           $317      $10,542
---------------------------------
Accumulated long-term gains                      --             --       $1,264
---------------------------------
Accumulated capital losses                $(289,103)     $(748,238)          --
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2011 for
Equity Growth and in 2007 through 2011 for Income & Growth.

                                                                    (continued)

------
33

Notes to Financial Statements

DECEMBER 31, 2003

8. OTHER TAX INFORMATION (UNAUDITED) ($ IN FULL)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

During the fiscal year ended December 31, 2003, the following amount distributed was designated as capital gains dividends:

--------------------------------------------------------------------------------
      EQUITY GROWTH             INCOME & GROWTH              SMALL COMPANY
--------------------------------------------------------------------------------
           --                         --                      $1,555,572
--------------------------------------------------------------------------------

For corporate taxpayers, the following percentage of the ordinary income distributions paid during the fiscal year ended December 31, 2003, qualify for the corporate dividends received deduction:

--------------------------------------------------------------------------------
      EQUITY GROWTH             INCOME & GROWTH              SMALL COMPANY
--------------------------------------------------------------------------------
          100%                       100%                        100%
--------------------------------------------------------------------------------

Equity Growth, Income & Growth, and Small Company hereby designate $12,412,588,
$76,014,411, and $1,828,025, respectively, of qualifed dividend income for the fiscal year ended December 31, 2003.

------
34

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                            INVESTOR CLASS
--------------------------------------------------------------------------------
                           2003       2002       2001        2000        1999
PER-SHARE DATA

Net Asset Value,
Beginning of Period       $15.19     $19.24     $21.77      $26.23      $22.71
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income(1)                0.17       0.15       0.13        0.14        0.18
------------------------
  Net Realized and
  Unrealized Gain (Loss)   4.41      (4.05)     (2.53)      (2.99)       3.96
--------------------------------------------------------------------------------
  Total From
  Investment Operations    4.58      (3.90)     (2.40)      (2.85)       4.14
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income       (0.17)     (0.15)     (0.13)      (0.14)      (0.19)
------------------------
  From Net
  Realized Gains            --         --         --        (1.47)      (0.43)
--------------------------------------------------------------------------------
  Total Distributions     (0.17)     (0.15)     (0.13)      (1.61)      (0.62)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period             $19.60     $15.19     $19.24      $21.77      $26.23
================================================================================
  TOTAL RETURN(2)         30.27%    (20.32)%   (11.01)%    (10.95)%     18.47%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                 0.69%      0.69%      0.68%       0.67%       0.68%
------------------------
Ratio of Net Investment
Income to Average
Net Assets                 1.00%      0.86%      0.64%       0.53%       0.77%
------------------------
Portfolio
Turnover Rate               95%       100%        79%         79%         86%
------------------------
Net Assets,
End of Period
(in thousands)          $1,188,103  $979,959  $1,465,026  $1,910,779  $2,316,164
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
35

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period         $15.20     $19.25     $21.77     $26.24     $22.71
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.20       0.18       0.17       0.19       0.23
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      4.41      (4.05)     (2.52)     (3.00)      3.97
--------------------------------------------------------------------------------
  Total From
  Investment Operations       4.61      (3.87)     (2.35)     (2.81)      4.20
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.20)     (0.18)     (0.17)     (0.19)     (0.24)
--------------------------
  From Net
  Realized Gains               --         --         --       (1.47)     (0.43)
--------------------------------------------------------------------------------
  Total Distributions        (0.20)     (0.18)     (0.17)     (1.66)     (0.67)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $19.61     $15.20     $19.25     $21.77     $26.24
================================================================================
  TOTAL RETURN(2)            30.50%    (20.14)%   (10.83)%   (10.77)%    18.78%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.49%      0.49%      0.48%      0.47%      0.48%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.20%      1.06%      0.84%      0.73%      0.97%
--------------------------
Portfolio
Turnover Rate                   95%       100%        79%        79%        86%
--------------------------
Net Assets,
End of Period
(in thousands)               $91,240   $105,512   $146,752   $144,542    $8,598
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
36

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                ADVISOR CLASS
--------------------------------------------------------------------------------
                              2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period         $15.17     $19.23     $21.77     $26.23     $22.70
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.13       0.11       0.08       0.07       0.12
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      4.41      (4.06)     (2.54)     (2.98)      3.98
--------------------------------------------------------------------------------
  Total From
  Investment Operations       4.54      (3.95)     (2.46)     (2.91)      4.10
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.12)     (0.11)     (0.08)     (0.08)     (0.14)
--------------------------
  From Net
  Realized Gains               --         --         --       (1.47)     (0.43)
--------------------------------------------------------------------------------
  Total Distributions        (0.12)     (0.11)     (0.08)     (1.55)     (0.57)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $19.59     $15.17     $19.23     $21.77     $26.23
================================================================================
  TOTAL RETURN(2)            30.05%    (20.60)%   (11.28)%   (11.16)%    18.28%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.94%      0.94%      0.93%      0.92%      0.93%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.75%      0.61%      0.39%      0.28%      0.52%
--------------------------
Portfolio
Turnover Rate                   95%       100%        79%        79%        86%
--------------------------
Net Assets,
End of Period
(in thousands)              $114,404    $99,615   $132,214   $206,381   $139,696
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
37

Equity Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        C CLASS
--------------------------------------------------------------------------------
                                           2003           2002          2001(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period                      $15.14         $19.23         $20.26
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Loss(2)                  (0.01)         (0.02)         (0.04)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   4.43          (4.07)         (0.99)
--------------------------------------------------------------------------------
  Total From Investment Operations         4.42          (4.09)         (1.03)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income              (0.01)           --             --
--------------------------------------------------------------------------------
Net Asset Value, End of Period           $19.55         $15.14         $19.23
================================================================================
  TOTAL RETURN(3)                         29.20%        (21.23)%        (5.13)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                      1.69%          1.69%        1.68%(4)
-----------------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets                         0.00%         (0.14)%      (0.44)%(4)
-----------------------------------
Portfolio Turnover Rate                      95%            100%          79%(5)
-----------------------------------
Net Assets, End of Period
(in thousands)                            $1,076            $268         $139
--------------------------------------------------------------------------------

(1) July 18, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
38

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
-----------------------------------------------------------------------------------------
                                                   INVESTOR CLASS
-----------------------------------------------------------------------------------------
                              2003         2002         2001         2000         1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period         $21.74       $27.35       $30.19       $34.05       $29.25
-----------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income(1)                   0.43         0.33         0.30         0.29         0.33
------------------------
  Net Realized and
  Unrealized Gain (Loss)      5.96        (5.61)       (2.84)       (3.86)        4.87
-----------------------------------------------------------------------------------------
  Total From
  Investment Operations       6.39        (5.28)       (2.54)       (3.57)        5.20
-----------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income          (0.43)       (0.33)       (0.30)       (0.29)       (0.33)
------------------------
  From Net
  Realized Gains               --           --           --           --         (0.07)
-----------------------------------------------------------------------------------------
  Total Distributions        (0.43)       (0.33)       (0.30)       (0.29)       (0.40)
-----------------------------------------------------------------------------------------
Net Asset Value,
End of Period               $27.70       $21.74       $27.35       $30.19       $34.05
=========================================================================================
  TOTAL RETURN(2)            29.62%      (19.37)%      (8.37)%     (10.54)%      17.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.69%        0.69%        0.68%        0.67%        0.68%
------------------------
Ratio of Net Investment
Income to Average
Net Assets                    1.80%        1.34%        1.07%        0.89%        1.08%
------------------------
Portfolio
Turnover Rate                  67%          67%          61%          64%          58%
------------------------
Net Assets,
End of Period
(in thousands)             $3,803,254   $3,122,386   $4,450,654   $5,433,541   $6,363,283
-----------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
39

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                            INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period         $21.76     $27.37     $30.19     $34.06     $29.27
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.48       0.38       0.36       0.36       0.39
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      5.95      (5.61)     (2.82)     (3.88)      4.90
--------------------------------------------------------------------------------
  Total From
  Investment Operations       6.43      (5.23)     (2.46)     (3.52)      5.29
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.48)     (0.38)     (0.36)     (0.35)     (0.43)
--------------------------
  From Net
  Realized Gains               --         --         --         --       (0.07)
--------------------------------------------------------------------------------
  Total Distributions        (0.48)     (0.38)     (0.36)     (0.35)     (0.50)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $27.71     $21.76     $27.37     $30.19     $34.06
================================================================================
  TOTAL RETURN(2)            29.81%    (19.18)%    (8.15)%   (10.35)%    18.27%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.49%      0.49%      0.48%      0.47%      0.48%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.00%      1.54%      1.27%      1.09%      1.28%
--------------------------
Portfolio
Turnover Rate                   67%        67%        61%        64%        58%
--------------------------
Net Assets,
End of Period
(in thousands)              $270,760   $197,371   $233,823   $209,873   $191,436
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
40

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                             2003       2002       2001        2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period        $21.72     $27.33     $30.17      $34.05     $29.22
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)   0.37       0.27       0.23        0.21       0.25
--------------------------
  Net Realized and
  Unrealized Gain (Loss)     5.96      (5.61)     (2.83)      (3.88)      4.87
--------------------------------------------------------------------------------
  Total From
  Investment Operations      6.33      (5.34)     (2.60)      (3.67)      5.12
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income         (0.37)     (0.27)     (0.24)      (0.21)     (0.22)
--------------------------
  From Net
  Realized Gains              --         --         --          --       (0.07)
--------------------------------------------------------------------------------
  Total Distributions       (0.37)     (0.27)     (0.24)      (0.21)     (0.29)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $27.68     $21.72     $27.33      $30.17     $34.05
================================================================================
  TOTAL RETURN(2)           29.33%    (19.60)%    (8.63)%    (10.78)%    17.65%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                   0.94%      0.94%      0.93%       0.92%      0.93%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                   1.55%      1.09%      0.82%       0.64%      0.83%
--------------------------
Portfolio
Turnover Rate                 67%        67%        61%         64%        58%
--------------------------
Net Assets,
End of Period
(in thousands)             $888,390   $690,924  $1,227,156  $1,127,877  $664,412
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
41

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                         C CLASS
--------------------------------------------------------------------------------
                                            2003           2002          2001(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period                       $21.68         $27.31         $28.84
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income(2)                  0.19           0.10           0.03
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                    5.98          (5.64)         (1.44)
--------------------------------------------------------------------------------
  Total From Investment Operations          6.17          (5.54)         (1.41)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income               (0.18)         (0.09)         (0.12)
--------------------------------------------------------------------------------
Net Asset Value, End of Period            $27.67         $21.68         $27.31
================================================================================
  TOTAL RETURN(3)                          28.56%        (20.29)%        (4.91)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                       1.69%          1.69%        1.68%(4)
----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                       0.80%          0.34%        0.20%(4)
----------------------------------------
Portfolio Turnover Rate                       67%            67%          61%(5)
----------------------------------------
Net Assets, End of Period
(in thousands)                             $2,330         $1,710          $437
--------------------------------------------------------------------------------

(1) June 28, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
42

Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period                                  $24.79
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income(2)                                              0.08
------------------------------------------------------
  Net Realized and Unrealized Gain                                      3.03
--------------------------------------------------------------------------------
  Total From Investment Operations                                      3.11
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                           (0.20)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $27.70
================================================================================
  TOTAL RETURN(3)                                                      12.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                     1.18%(4)
------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  0.85%(4)
------------------------------------------------------
Portfolio Turnover Rate                                                 67%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                                 $9
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through December 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
43

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period          $5.50      $5.75      $5.79      $5.49      $5.02
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)            0.01       --(2)     (0.01)     (0.01)      --(2)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      2.93      (0.23)      0.22       0.49       0.48
--------------------------------------------------------------------------------
  Total From
  Investment Operations       2.94      (0.23)      0.21       0.48       0.48
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income           --(2)       --         --         --        --(2)
--------------------------
  From Net
  Realized Gains             (0.09)     (0.02)     (0.25)     (0.18)     (0.01)
--------------------------------------------------------------------------------
  Total Distributions        (0.09)     (0.02)     (0.25)     (0.18)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $8.35      $5.50      $5.75      $5.79      $5.49
================================================================================
  TOTAL RETURN(3)            53.57%     (4.00)%     3.99%      8.90%      9.76%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.89%      0.90%      0.88%      0.88%      0.88%
--------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets                    0.09%      0.03%     (0.18)%    (0.13)%     0.06%
--------------------------
Portfolio
Turnover Rate                  120%       116%       165%        93%       148%
--------------------------
Net Assets,
End of Period
(in thousands)              $467,228   $113,685    $26,899    $22,178    $17,058
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
44

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                             INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                              2003       2002       2001       2000      1999(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period          $5.53      $5.76      $5.79      $5.49      $4.77
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(2)    0.02       0.01         --(3)      --(3)     --(3)
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      2.93      (0.22)      0.22       0.49       0.73
--------------------------------------------------------------------------------
  Total From
  Investment Operations       2.95      (0.21)      0.22       0.49       0.73
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.03)       --         --         --       (0.01)
--------------------------
  From Net
  Realized Gains             (0.09)     (0.02)     (0.25)     (0.19)       --
--------------------------------------------------------------------------------
  Total Distributions        (0.12)     (0.02)     (0.25)     (0.19)     (0.01)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $8.36      $5.53      $5.76      $5.79      $5.49
================================================================================
  TOTAL RETURN(4)            53.52%     (3.65)%     4.17%      9.08%     15.25%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.69%      0.70%      0.68%      0.68%    0.68%(5)
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.29%      0.23%      0.02%      0.07%    0.36%(5)
--------------------------
Portfolio
Turnover Rate                  120%       116%       165%        93%     148%(6)
--------------------------
Net Assets,
End of Period
(in thousands)               $30,830    $1,766      $771      $1,434     $1,180
--------------------------------------------------------------------------------

(1) October 1, 1999 (commencement of sale) through December 31, 1999.

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended December 31, 1999.

See Notes to Financial Statements.

------
45

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                    ADVISOR CLASS
--------------------------------------------------------------------------------
                                        2003       2002       2001      2000(1)

PER-SHARE DATA

Net Asset Value,
Beginning of Period                    $5.48      $5.74      $5.79      $6.32
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Loss(2)               (0.01)     (0.01)     (0.02)     (0.01)
-----------------------------------
  Net Realized and
  Unrealized Gain (Loss)                2.92      (0.23)      0.22      (0.35)
--------------------------------------------------------------------------------
  Total From Investment Operations      2.91      (0.24)      0.20      (0.36)
--------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Realized Gains              (0.09)     (0.02)     (0.25)     (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period         $8.30      $5.48      $5.74      $5.79
================================================================================
  TOTAL RETURN(3)                      53.16%     (4.18)%     3.82%     (5.47)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                   1.14%      1.15%      1.13%    1.12%(4)
-----------------------------------
Ratio of Net Investment Loss
to Average Net Assets                  (0.16)%    (0.22)%    (0.43)%  (0.43)%(4)
-----------------------------------
Portfolio Turnover Rate                   120%       116%       165%      93%(5)
-----------------------------------
Net Assets, End of Period
(in thousands)                         $62,907    $3,104       $35        $35
--------------------------------------------------------------------------------

(1) September 7, 2000 (commencement of sale) through December 31, 2000.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2000.

See Notes to Financial Statements.

------
46

Small Company - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD INDICATED
--------------------------------------------------------------------------------
                                                                       R CLASS
--------------------------------------------------------------------------------
                                                                       2003(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period                                   $7.11
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------
  Net Investment Loss(2)                                               (0.01)
----------------------------------------------------
  Net Realized and Unrealized Gain                                      1.33
--------------------------------------------------------------------------------
  Total From Investment Operations                                      1.32
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------
  From Net Realized Gains                                              (0.09)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $8.34
================================================================================
  TOTAL RETURN(3)                                                      18.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets                      1.38%(4)
----------------------------------------------------
Ratio of Net Investment Loss to Average Net Assets                   (0.40)%(4)
----------------------------------------------------
Portfolio Turnover Rate                                                120%(5)
----------------------------------------------------
Net Assets, End of Period (in thousands)                                 $3
--------------------------------------------------------------------------------

(1) August 29, 2003 (commencement of sale) through December 31, 2003.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
47

Report of Independent Auditors

To the Directors of the American Century Quantitative Equity Funds and
Shareholders of the American Century Equity Growth Fund, American Century Income
& Growth Fund and American Century Small Company Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century Equity Growth
Fund, American Century Income & Growth Fund and the American Century Small
Company Fund (three of the five funds comprising the American Century
Quantitative Equity Funds, hereafter referred to as the "Funds") at December 31,
2003, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as
"financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 12, 2004

------
48

Management

The individuals listed below serve as directors or officers of the funds. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the funds' investment advisor, American Century Investment Management, Inc. (ACIM);
the funds' principal underwriter, American Century Investment Services, Inc.
(ACIS); and the funds' transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
49

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 22
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (75), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 31
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): Less than 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 18
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
50

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Director."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for the other seven investment companies advised by ACIM.

The SAI has additional information about the funds' directors and is available without charge upon request by calling 1-800-345-2021.

------
51

Share Class Information

Four classes of shares are authorized for sale by Equity Growth: Investor Class,
Institutional Class, Advisor Class, and C Class. Five classes of shares are authorized for sale by Income & Growth: Investor Class, Institutional Class,
Advisor Class, C Class, and R Class. Four classes of shares are authorized for sale by Small Company: Investor Class, Institutional Class, Advisor Class, and R
Class. The total expense ratios of Advisor, C, and R Class shares are higher than those of Investor Class. The total expense ratio of Institutional Class is lower.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a Contingent Deferred Sales charge (CDSC) of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a Rule 12b-1 service and distribution fee of 1.00%.

R CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. R Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
52

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds.  A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's
Web site at www.americancentury.com and on the Securities and Exchange
Commission's Web site at www.sec.gov.

------
53

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
54

Notes

------
55

Notes

------
56

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

0402                                  American Century Investment Services, Inc.
SH-ANN-36971N                      (c)2004 American Century Services Corporation

[front cover]

DECEMBER 31, 2003

American Century
Annual Report

[photos]

Global Gold

                                 [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You........................................................  1

GLOBAL GOLD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for American Century Global
Gold for the year ended December 31, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled PUTTING INVESTORS FIRST. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Global Gold - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
                                   --------------------------------
                                        AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                            SINCE      INCEPTION
                       1 YEAR      5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         46.70%      20.17%      1.31%       3.01%        8/17/88
--------------------------------------------------------------------------------
FUND BENCHMARK         46.65%      20.19%      1.41%       3.63%(1)        --
--------------------------------------------------------------------------------
MSCI WORLD INDEX       33.11%      -0.77%      7.14%       7.59%(1)        --
--------------------------------------------------------------------------------
Advisor Class          46.37%      19.94%        --       11.87%        5/6/98
--------------------------------------------------------------------------------

(1) Since 8/31/88, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
-----------------------------------------------------------------------------------------------------------
                   1994    1995     1996      1997      1998     1999      2000     2001     2002     2003
-----------------------------------------------------------------------------------------------------------
Investor Class   -16.75%   9.25%   -2.76%   -41.47%   -12.18%   -3.18%   -23.95%   34.09%   73.00%   46.70%
-----------------------------------------------------------------------------------------------------------
Fund Benchmark   -16.80%   9.18%   -6.63%   -41.96%    -6.81%   -1.80%   -27.32%   37.10%   74.79%   46.65%
-----------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Global Gold - Portfolio Commentary

BY BILL MARTIN, PORTFOLIO MANAGER

PERFORMANCE SUMMARY

Global Gold enjoyed an excellent year in 2003, when the price of the precious metal approached a 14-year high and gold company shares performed very well. For the year, the portfolio's +46.70%* return was right on top of the +46.65% return of its custom benchmark--which is about two-thirds North American, 20% or so
African, and around 10% or so Australian gold stocks, and is intended to track the performance of the broad market for gold shares. (See page 2 for additional performance details.)

Significantly, Global Gold also outperformed the S&P 500 for the one-, three, and five-year periods. We think that's evidence that gold shares can play a small role as a diversifier for a larger domestic equity portfolio.

GOLD MARKET REVIEW

Turning to the performance of the precious metal, the price of a troy ounce of gold was up nearly 20% for the year to its highest level since early 1990. The key reason for gold's huge rally in 2003 was the decline of the dollar, which fell more than 9% versus the yen and about 17% versus the euro to a record low.
Gold is priced in dollars, so a weaker dollar makes gold more affordable for foreign buyers.

Another big factor behind the rally is that gold companies themselves turned into buyers. The best example is Barrick, which announced it would stop selling gold forward and close out its hedge book--the largest in the industry.
Companies hedge to protect against a decline in gold's price, and cut back their hedges when they have a positive outlook for gold prices. As a result, Barrick's news was seen as a major positive for the metal.

In terms of gold company stocks, the broad FT-SE(reg.tm) Gold Mines Index rallied 43% for the year. For all of 2003, Australian shares led the way, up better than 100%, while North American stocks were up more than 50%, and African shares were better by about 15% on the year.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                     % OF PORTFOLIO         % OF PORTFOLIO
                                       INVESTMENTS            INVESTMENTS
                                          AS OF                  AS OF
                                        12/31/03                6/30/03
--------------------------------------------------------------------------------
Newmont Mining
Corporation*                              10.4%                  10.9%
--------------------------------------------------------------------------------
Barrick Gold Corp.                         8.6%                  10.1%
--------------------------------------------------------------------------------
Placer Dome Inc.                           7.1%                   7.4%
--------------------------------------------------------------------------------
Anglogold Limited*                         5.3%                   5.6%
--------------------------------------------------------------------------------
Gold Fields Limited*                       4.9%                   6.3%
--------------------------------------------------------------------------------
Freeport-McMoRan
Cooper & Gold, Inc.                        4.8%                   4.6%
--------------------------------------------------------------------------------
Harmony Gold
Mining Co. Ltd.*                           4.5%                   4.7%
--------------------------------------------------------------------------------
Newcrest Mining
Limited                                    4.2%                   4.8%
--------------------------------------------------------------------------------
Glamis Gold Ltd.                           3.7%                   3.3%
--------------------------------------------------------------------------------
Meridian Gold Inc.*                        3.4%                   2.8%
--------------------------------------------------------------------------------
*Includes shares traded on all exchanges.

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Global Gold - Portfolio Commentary

African stocks lagged badly because the South African rand--the home currency of the vast majority of these companies--rallied more than 20% against the dollar for the year. This effectively offset much of gold's gain last year, limiting
African stocks' participation in the rally. In addition, South Africa last year narrowly avoided its first big miners' strike since the 1980s. But labor's gains meant even higher production costs for these firms.

PORTFOLIO STRATEGY

One reason for the portfolio's solid performance was that relative to our benchmark we emphasized select North American and Australian gold producers, which we thought looked like better values than South African gold stocks.

For example, top holding and U.S.-based Newmont Mining was up more than 65% in
2003. Investors flocked to Newmont because it's the industry standard-bearer for unhedged production, and is the biggest gold miner in the world.

Similarly, Canadian miner Barrick (our second-largest holding), which announced plans to cut back its hedging program, was up almost 50%, due in part to progress on high-profile mining projects in South America.

But not all of our bets worked so well. One of the portfolio's top-20 holdings was Canadian firm Agnico-Eagle Mines, whose performance in 2003 (-19%) was derailed by production difficulties at its biggest mine. Harmony Gold and
Meridian Gold were both in our top 10 and had negative returns for the year (-4%
and -17%, respectively). Harmony, South Africa's largest producer, was hurt by rising production costs and falling margins. Meridian faced similar problems in its South American mining operations.

Finally, we should remind investors that despite Global Gold's excellent performance relative to the broader stock market in recent years, the portfolio is not meant to serve as a complete investment program by itself. Instead,
Global Gold is intended for investors looking for a long-term investment diversifier for a domestic stock and bond portfolio. To encourage a long-term investment strategy, the portfolio carries a redemption fee of 1% on shares redeemed within 60 days of purchase.

GEOGRAPHIC COMPOSITION
--------------------------------------------------------------------------------
                                          AS OF                  AS OF
                                        12/31/03                6/30/03
--------------------------------------------------------------------------------
Canada                                    51.2%                  44.2%
--------------------------------------------------------------------------------
Africa                                    18.8%                  24.9%
--------------------------------------------------------------------------------
United States*                            20.2%                  20.0%
--------------------------------------------------------------------------------
Australia                                  7.9%                   9.1%
--------------------------------------------------------------------------------
Others                                     1.9%                   1.8%
--------------------------------------------------------------------------------
*Includes temporary cash investments.

------
4

Global Gold - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS & WARRANTS -- 99.7%

AUSTRALIA -- 7.9%
--------------------------------------------------------------------------------
                   2,500,000   Croesus Mining NL                   $  1,166,143
--------------------------------------------------------------------------------
                     950,000   Kingsgate Consolidated Ltd.            2,744,573
--------------------------------------------------------------------------------
                  12,811,873   Lihir Gold Limited                    13,976,568
--------------------------------------------------------------------------------
                   3,179,762   Newcrest Mining Limited               30,980,206
--------------------------------------------------------------------------------
                       3,333   Nickel Australia Ltd.(1)                     815
--------------------------------------------------------------------------------
                   1,200,000   Sino Gold Ltd.(1)                      2,618,178
--------------------------------------------------------------------------------
                   2,636,103   Sons of Gwalia Limited(1)              7,048,198
--------------------------------------------------------------------------------
                                                                     58,534,681
--------------------------------------------------------------------------------
CANADA -- 51.2%
--------------------------------------------------------------------------------
                     201,888   Agnico-Eagle Mines Ltd.                2,439,984
--------------------------------------------------------------------------------
                   1,396,300   Agnico-Eagle Mines Ltd.
                               New York Shares                       16,853,341
--------------------------------------------------------------------------------
                   1,879,000   Apollo Gold Corporation(1)             4,300,911
--------------------------------------------------------------------------------
                     312,500   Apollo Gold Corporation
                               Warrants (Acquired 3/12/02,
                               Cost $130,435)(1)(2)                     215,252
--------------------------------------------------------------------------------
                   2,802,416   Barrick Gold Corp.                    63,642,866
--------------------------------------------------------------------------------
                   5,063,350   Bema Gold Corp.(1)                    18,871,330
--------------------------------------------------------------------------------
                   3,389,500   Cambior, Inc.(1)                      10,457,456
--------------------------------------------------------------------------------
                     275,000   Crystallex International
                               Corporation New York Shares(1)           759,000
--------------------------------------------------------------------------------
                     100,000   Crystallex International
                               Corporation Special Warrants(1)          270,636
--------------------------------------------------------------------------------
                   2,200,000   Crystallex International
                               Corporation Special Warrants
                               (Acquired 8/25/03, Cost
                               $4,839,969)(1)(2)(3)                   5,894,452
--------------------------------------------------------------------------------
                   1,430,000   Eldorado Gold Corporation(1)           4,478,252
--------------------------------------------------------------------------------
                     367,800   Gabriel Resources Ltd.(1)              1,393,559
--------------------------------------------------------------------------------
                   1,260,900   Gammon Lake Resources Inc.(1)          6,142,409
--------------------------------------------------------------------------------
                   1,609,022   Glamis Gold Ltd.(1)                   27,720,093
--------------------------------------------------------------------------------
                   1,515,100   Goldcorp Inc.                         24,157,249
--------------------------------------------------------------------------------
                      30,000   Goldcorp Inc. New York Shares            478,500
--------------------------------------------------------------------------------
                     380,000   Golden Star Resources Ltd.(1)          2,662,130
--------------------------------------------------------------------------------
                     125,000   Golden Star Resources Ltd.
                               Warrants(1)                              493,911
--------------------------------------------------------------------------------
                     660,000   Great Basin Gold Ltd.(1)               1,735,163
--------------------------------------------------------------------------------
                   2,821,500   IAMGOLD Corporation                   19,679,049
--------------------------------------------------------------------------------
                   2,641,029   Kinross Gold Corp.(1)                 21,075,155
--------------------------------------------------------------------------------
                     279,157   Kinross Gold Corp. New York
                               Shares(1)                              2,230,464
--------------------------------------------------------------------------------
                     760,700   Meridian Gold Inc.(1)                 11,134,778
--------------------------------------------------------------------------------
                     958,300   Meridian Gold Inc. New York
                               Shares(1)                             14,000,763
--------------------------------------------------------------------------------
                     160,000   Minefinders Corp. PIPE
                               (Acquired 11/25/03, Cost
                               $1,341,259)(1)(2)(3)                   1,255,033
--------------------------------------------------------------------------------
                     605,800   Minefinders Corporation Ltd.(1)        4,965,382
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

                   2,980,000   Miramar Mining Corp.(1)             $  7,719,312
--------------------------------------------------------------------------------
                     220,000   Miramar Mining Corp. PIPE
                               (Acquired 11/19/03,
                               Cost $514,373)(1)(2)(3)                  536,829
--------------------------------------------------------------------------------
                     110,000   Miramar Mining Corp.
                               Warrants (Acquired 11/19/03,
                               Cost $--)(1)(2)                               --
--------------------------------------------------------------------------------
                   1,502,800   Nevsun Resources Ltd.(1)               7,808,866
--------------------------------------------------------------------------------
                   1,375,000   Northern Orion Resources Inc.(1)       3,274,696
--------------------------------------------------------------------------------
                     687,500   Northern Orion Resources Inc.
                               Warrants(1)                              861,202
--------------------------------------------------------------------------------
                     300,000   Northgate Exploration Ltd.(1)            619,370
--------------------------------------------------------------------------------
                   2,940,016   Placer Dome Inc.                      52,655,687
--------------------------------------------------------------------------------
                   3,000,000   Queenstake Resources Ltd.(1)           1,716,605
--------------------------------------------------------------------------------
                   1,100,000   Rio Narcea Gold Mines, Ltd.(1)         3,402,281
--------------------------------------------------------------------------------
                     500,000   SouthernEra Resources
                               Limited(1)                             2,072,298
--------------------------------------------------------------------------------
                   3,500,000   Thistle Mining Inc.(1)                 1,001,353
--------------------------------------------------------------------------------
                   7,455,600   Wheaton River Minerals Ltd.(1)        22,310,591
--------------------------------------------------------------------------------
                     650,000   Wheaton River Minerals Ltd.
                               Warrants(1)                            1,156,002
--------------------------------------------------------------------------------
                     825,000   Wheaton River Minerals Ltd.
                               Warrants(1)                            1,473,613
--------------------------------------------------------------------------------
                   1,217,000   Wolfden Resources Inc.(1)              5,335,697
--------------------------------------------------------------------------------
                                                                    379,251,520
--------------------------------------------------------------------------------
GHANA -- 1.1%
--------------------------------------------------------------------------------
                     614,099   Ashanti Goldfields Company
                               Ltd. GDR(1)                            8,007,851
--------------------------------------------------------------------------------
NORWAY -- 0.2%
--------------------------------------------------------------------------------
                   1,750,000   Kenor ASA(1)                           1,305,853
--------------------------------------------------------------------------------
PERU -- 0.9%
--------------------------------------------------------------------------------
                     231,000   Compania de Minas
                               Buenaventura SAu ADR                   6,532,680
--------------------------------------------------------------------------------
SOUTH AFRICA -- 17.7%
--------------------------------------------------------------------------------
                     632,202   Anglogold Limited                     29,645,326
--------------------------------------------------------------------------------
                     206,604   Anglogold Limited ADR                  9,648,407
--------------------------------------------------------------------------------
                   5,296,610   Avgold Ltd.(1)                         8,542,919
--------------------------------------------------------------------------------
                   1,146,050   Durban Roodepoort Deep
                               Limited(1)                             3,525,781
--------------------------------------------------------------------------------
                   2,381,434   Gold Fields Limited                   33,964,599
--------------------------------------------------------------------------------
                     146,700   Gold Fields Limited ADR                2,044,998
--------------------------------------------------------------------------------
                   2,044,789   Harmony Gold Mining Co.
                               Limited                               33,133,155
--------------------------------------------------------------------------------
                      20,900   Impala Platinum Holdings
                               Limited                                1,810,335
--------------------------------------------------------------------------------
                   1,388,062   Western Areas Limited(1)               8,602,833
--------------------------------------------------------------------------------
                                                                    130,918,353
--------------------------------------------------------------------------------
UNITED KINGDOM -- 0.8%
--------------------------------------------------------------------------------
                     208,400   Randgold Resources Limited
                               ADR(1)                                 5,689,320
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Global Gold - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
UNITED STATES -- 19.9%
--------------------------------------------------------------------------------
                   4,214,100   Coeur D'alene Mines
                               Corporation(1)                      $ 24,357,498
--------------------------------------------------------------------------------
                     851,500   Freeport-McMoRan Copper &
                               Gold, Inc. Cl B                       35,873,695
--------------------------------------------------------------------------------
                     265,400   Hecla Mining Company(1)                2,200,166
--------------------------------------------------------------------------------
                   1,333,434   Newmont Mining Corporation            64,818,227
--------------------------------------------------------------------------------
                   2,417,208   Newmont Mining Corporation
                               Holding Co. Chess Depositary
                               Interest                              11,966,299
--------------------------------------------------------------------------------
                     388,300   Royal Gold, Inc.                       8,127,119
--------------------------------------------------------------------------------
                                                                    147,343,004
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS & WARRANTS
(Cost $386,272,642)                                                 737,583,262
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.3%

Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 0.80%, dated 12/31/03, due
1/2/04 (Delivery value $2,100,093)
(Cost $2,100,000)                                                  $  2,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $388,372,642)                                                $739,683,262
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

PIPE = Private Investment in Public Entity

(1) Non-income producing.

(2) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at December 31, 2003, was
    $7,901,566, which represented 1.1% of net assets. All of the restricted securities were considered illiquid.

(3) Indicates a fair valued security which has not been valued utilizing an independent quote and which is valued pursuant to guidelines established by the Board of Directors. The aggregate value of fair valued securities is
    $7,686,314, which is 1.0%  of net assets.

See Notes to Financial Statements.

------
6

Statement of Assets and Liabilities

DECEMBER 31, 2003

ASSETS

Investment securities, at value (cost of $388,372,642)             $739,683,262
-----------------------------------------------------------
Receivable for capital shares sold                                      480,346
-----------------------------------------------------------
Dividends and interest receivable                                       125,869
--------------------------------------------------------------------------------
                                                                    740,289,477
--------------------------------------------------------------------------------

LIABILITIES

Disbursements in excess of demand deposit cash                          303,500
-----------------------------------------------------------
Accrued management fees                                                 416,134
-----------------------------------------------------------
Distribution fees payable                                                   706
-----------------------------------------------------------
Service fees payable                                                        706
--------------------------------------------------------------------------------
                                                                        721,046
--------------------------------------------------------------------------------
NET ASSETS                                                         $739,568,431
================================================================================

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                            $600,010,977
-----------------------------------------------------------
Accumulated net investment loss                                      (6,931,573)
-----------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                  (204,824,353)
-----------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                     351,313,380
--------------------------------------------------------------------------------
                                                                   $739,568,431
================================================================================
INVESTOR CLASS, $10.00 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $736,363,312
-----------------------------------------------------------
Shares outstanding                                                   55,898,355
-----------------------------------------------------------
Net asset value per share                                                $13.17
--------------------------------------------------------------------------------
ADVISOR CLASS, $10.00 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $3,205,119
-----------------------------------------------------------
Shares outstanding                                                      243,040
-----------------------------------------------------------
Net asset value per share                                                $13.19
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
7

Statement of Operations

YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

INCOME:
-------------------------------------------------------------
Dividends (net of foreign taxes withheld of $215,357)              $  4,602,418
-------------------------------------------------------------
Interest                                                                 50,545
--------------------------------------------------------------------------------
                                                                      4,652,963
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------
Management fees                                                       3,476,579
-------------------------------------------------------------
Distribution fees -- Advisor Class                                        5,253
-------------------------------------------------------------
Service fees -- Advisor Class                                             5,253
-------------------------------------------------------------
Directors' fees and expenses                                             14,096
-------------------------------------------------------------
Other expenses                                                            7,308
--------------------------------------------------------------------------------
                                                                      3,508,489
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 1,144,474
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN

NET REALIZED GAIN ON:
-------------------------------------------------------------
Investment transactions (including $338,591 from affiliates)          5,092,947
-------------------------------------------------------------
Foreign currency transactions                                         2,409,057
--------------------------------------------------------------------------------
                                                                      7,502,004
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-------------------------------------------------------------
Investments                                                         171,751,014
-------------------------------------------------------------
Translation of assets and liabilities in foreign currencies          39,975,264
--------------------------------------------------------------------------------
                                                                    211,726,278
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    219,228,282
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $220,372,756
================================================================================

See Notes to Financial Statements.

------
8

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                 2003             2002

OPERATIONS

Net investment income                              $1,144,474        $1,899,378
------------------------------------------
Net realized gain (loss)                            7,502,004        (4,595,656)
------------------------------------------
Change in net unrealized appreciation             211,726,278       149,247,520
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                         220,372,756       146,551,242
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
------------------------------------------
  Investor Class                                  (11,093,355)       (1,659,732)
------------------------------------------
  Advisor Class                                       (40,730)             (723)
--------------------------------------------------------------------------------
Decrease in net assets from distributions         (11,134,085)       (1,660,455)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase in net assets from
capital share transactions                        107,677,817        84,724,257
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                        316,916,488       229,615,044

NET ASSETS

Beginning of period                               422,651,943       193,036,899
--------------------------------------------------------------------------------
End of period                                    $739,568,431      $422,651,943
================================================================================

Accumulated undistributed net
investment gain (loss)                            $(6,931,573)         $511,427
================================================================================

See Notes to Financial Statements.

------
9

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. American Century Global Gold Fund (the fund) is one fund in a series issued by the corporation. The fund is non-diversified under the 1940 Act. The fund's investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world.
The fund invests primarily in equity securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class shares. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

It has recently come to the attention of American Century Investment Management,
Inc. (ACIM) that certain corporate filings of the fund were not properly filed with the California Secretary of State. The fund's Board of Directors has duly approved the creation of the fund and its classes within the corporation, with such rights as set forth in the fund's prospectus, and the fund is registered with the Securities and Exchange Commission, but the Advisor Class of the fund was not properly designated under state law. ACIM is working with counsel to correct this deficiency as expeditiously as possible, and while it does not believe this will have any effect on the fund or its shareholders, at this time it cannot assure the outcome of its efforts.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

                                                                    (continued)

------
10

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, ACIM, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid twice per year.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. These redemption fees are recorded as a reduction in the cost of shares redeemed.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month. The rates for the Investment
Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee
(Investor Class) range from 0.2900% to 0.3100%. The Advisor Class is 0.2500%
less at each point within the Complex Fee range. For the year ended December 31,
2003, the effective annual management fee was 0.69% and 0.44% for the Investor and Advisor Classes, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in

                                                                    (continued)

------
11

Notes to Financial Statements

DECEMBER 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended December 31, 2003, are detailed in the
Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2003, were $211,604,132 and $110,713,629, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 2,000,000,000 shares to the fund.
Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                 SHARES            AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                            1,000,000,000
================================================================================
Sold                                            35,450,036     $ 356,436,371
----------------------------------------
Issued in reinvestment of distributions            859,443        10,527,047
----------------------------------------
Redeemed                                       (26,555,968)     (260,457,584)(1)
--------------------------------------------------------------------------------
Net increase                                     9,753,511     $ 106,505,834
================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                            1,000,000,000
================================================================================
Sold                                            43,377,719     $ 342,669,000
----------------------------------------
Issued in reinvestment of distributions            182,979         1,564,854
----------------------------------------
Redeemed                                       (33,797,461)     (260,639,851)(2)
--------------------------------------------------------------------------------
Net increase                                     9,763,237     $  83,594,003
================================================================================

(1) Net of redemption fees of $400,630.

(2) Net of redemption fees of $869,270.

                                                                    (continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                              250,000,000
================================================================================
Sold                                               315,856       $ 3,254,361
----------------------------------------
Issued in reinvestment of distributions              3,127            38,976
----------------------------------------
Redeemed                                          (198,294)       (2,121,354)(1)
--------------------------------------------------------------------------------
Net increase                                       120,689       $ 1,171,983
================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                              250,000,000
================================================================================
Sold                                               644,622       $ 5,415,407
----------------------------------------
Issued in reinvestment of distributions                 78               686
----------------------------------------
Redeemed                                          (534,404)       (4,285,839)(2)
--------------------------------------------------------------------------------
Net increase                                       110,296       $ 1,130,254
================================================================================

(1) Net of redemption fees of $2,562.

(2) Net of redemption fees of $5,848.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2003.

6. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The fund concentrates its investments in a specific area and therefore may be subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.

                                                                    (continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2003

7. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                       2003            2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                     $11,134,085     $1,660,455
--------------------------------------------------------------------------------
Long-term capital gains                                     $--            $--
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $417,605,528
================================================================================
Gross tax appreciation of investments                              $326,247,334
-----------------------------------------------------
Gross tax depreciation of investments                                (4,169,600)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $322,077,734
================================================================================
Net tax appreciation on derivatives and translation
of assets and liabilities in foreign currencies                          $2,760
--------------------------------------------------------------------------------
Net tax appreciation                                               $322,080,494
================================================================================
Undistributed ordinary income                                        $4,474,766
-----------------------------------------------------
Accumulated capital losses                                        $(186,964,205)
-----------------------------------------------------
Currency loss deferral                                                 $(33,601)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2005 through 2010.

The currency loss deferral represents net foreign currency losses incurred in the two-month period ended December 31, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $4,807,532 of qualified dividend income for the fiscal year ended December 31, 2003.

For corporate taxpayers, 0.44% of the ordinary income distributions paid during the fiscal year ended December 31, 2003, qualify for the corporate dividends received deduction.

------
14

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period          $9.14      $5.30      $4.00      $5.29      $5.52
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.02       0.04       0.05       0.05       0.06
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      4.22       3.84       1.31      (1.31)     (0.24)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       4.24       3.88       1.36      (1.26)     (0.18)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.21)     (0.04)     (0.06)     (0.03)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $13.17      $9.14      $5.30      $4.00      $5.29
================================================================================
  TOTAL RETURN(2)            46.70%     73.00%     34.09%    (23.95)%    (3.18)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.69%      0.69%      0.68%      0.67%      0.68%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    0.22%      0.57%      0.99%      1.19%      1.04%
--------------------------
Portfolio Turnover Rate         22%        31%        14%        17%        53%
--------------------------
Net Assets, End of Period
(in thousands)              $736,363   $421,534   $192,973   $141,555   $201,790
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
15

Global Gold - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               ADVISOR CLASS
--------------------------------------------------------------------------------
                              2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period          $9.14      $5.30      $4.00      $5.29      $5.52
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment
  Income (Loss)(1)              --(2)      --(2)    0.03       0.03       0.03
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      4.23       3.85       1.32      (1.30)     (0.21)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       4.23       3.85       1.35      (1.27)     (0.18)
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.18)     (0.01)     (0.05)     (0.02)     (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $13.19      $9.14      $5.30      $4.00      $5.29
================================================================================
  TOTAL RETURN(3)            46.37%     72.61%     33.75%    (24.05)%    (3.30)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.94%      0.94%      0.93%      0.92%      0.93%
--------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets           (0.02)%     0.32%      0.74%      0.94%      0.79%
--------------------------
Portfolio Turnover Rate          22%       31%        14%        17%        53%
--------------------------
Net Assets, End of Period
(in thousands)               $3,205     $1,118       $64        $43        $21
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
16

Report of Independent Auditors

To the Directors of the American Century Quantitative Equity Funds and
Shareholders of the American Century Global Gold Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century Global Gold
Fund (one of the five funds comprising the American Century Quantitative Equity
Funds, hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 12, 2004

------
17

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
18

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 22
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (75), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 31
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): Less than 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 18
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

------
19

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Director."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for the other seven investment companies advised by ACIM.

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
20

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class is higher than that of
Investor Class.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
21

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
22

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FT-SE(reg.tm) GOLD MINES INDEX(1) is designed to reflect the performance of the worldwide market in shares of companies whose principal activity is the mining of gold.

The GLOBAL GOLD FUND BENCHMARK was the Benham North American Gold Equities Index
from inception through February 1996. From March 1996 through December 1997, the benchmark was the FT-SE Gold Mines Index. Since January 1998, the benchmark has been a proprietary index developed and monitored by American Century that is intended to reflect the entire gold market. The Global Gold fund custom benchmark is approximately two-thirds North American, 20% African, and 10%
Australian gold company stocks.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX(SM) is a
market-capitalization-weighted index designed to measure global developed-market equity performance.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

(1) The FT-SE Gold Mines Index is calculated by FT-SE International Limited in conjunction with the Institute of Actuaries. The FT-SE Gold Mines Index is a
    trademark of the London Stock Exchange Limited and the Financial Times Ltd.
    and is used by FT-SE International Limited under license. FT-SE
    International Limited does not sponsor, endorse, or promote the fund.

------
23

Notes

------
24

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0402                                  American Century Investment Services, Inc.
SH-ANN-36973N                      (c)2004 American Century Services Corporation

[front cover]

DECEMBER 31, 2003

American Century
Annual Report

[photos]

Utilities

                                 [american century logo and text logo (reg.sm)]

[inside front cover]

Our Message to You........................................................  1

UTILITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo]

James E. Stowers III with James E. Stowers, Jr.

We are pleased to provide you with the annual report for American Century
Utilities for the year ended December 31, 2003.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Many of you have called or written to express your concern about allegations of wrongdoing by other mutual fund investment management firms. We share your concern--fund companies must put investors first and do everything possible to maintain investor trust. Through the Investment Company Institute, the mutual fund trade association, American Century has advocated industry-wide proposals that strengthen protections for fund investors. We believe that decisive action is needed to show that we are committed, as an industry, to the interests of the
95 million investors we serve.

As information about alleged trading abuses in the mutual fund industry has come to light, we have posted messages and commentary about these issues on
www.americancentury.com. Beyond what's currently in the headlines, American
Century has been a champion of many important investor and industry issues, which are outlined in a document titled PUTTING INVESTORS FIRST. We invite you to visit our Web site and read about how our values have influenced these positions.

As always, we deeply appreciate your investment with American Century.

Sincerely,

      /s/James E. Stowers, Jr.

      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III

      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Utilities - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
                                ----------------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE       INCEPTION
                    1 YEAR      5 YEARS     10 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
INVESTOR CLASS      23.96%      -3.80%        6.20%        6.33%         3/1/93
--------------------------------------------------------------------------------
S&P 500 INDEX       28.68%      -0.57%       11.07%       10.93%(1)        --
--------------------------------------------------------------------------------
FUND BENCHMARK      25.38%      -4.13%        6.71%        6.76%           --
--------------------------------------------------------------------------------
Advisor Class       23.68%      -4.06%         --         -0.69%        6/25/98
--------------------------------------------------------------------------------

(1) Since 2/28/93, the date nearest the Investor Class's inception for which data are available.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
---------------------------------------------------------------------------------------------------------
                   1994     1995    1996     1997     1998     1999    2000      2001      2002     2003
---------------------------------------------------------------------------------------------------------
Investor Class   -10.04%   35.70%   4.82%   35.82%   27.43%   11.46%   3.97%   -20.97%   -27.44%   23.96%
---------------------------------------------------------------------------------------------------------
Fund Benchmark    -9.39%   33.89%   8.63%   34.50%   33.29%   12.36%   2.17%   -16.90%   -32.28%   25.38%
---------------------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Investor Class shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

Utilities - Portfolio Commentary

BY JOE STERLING AND BILL MARTIN, PORTFOLIO MANAGERS

PERFORMANCE SUMMARY

American Century Utilities posted a total return of 23.96%* in 2003, its best calendar-year return since 1998. The fund's performance trailed the 25.38%
return of its custom utilities benchmark (defined on page 23), but it outpaced the 18.29% return of the New York Stock Exchange Utilities Index and the 21.57%
return of the Lipper Utility Fund Index. The S&P 500, a broad stock index measure, returned 28.68%. (See the preceding page for additional performance details.)

MARKET REVIEW

The U.S. stock market rebounded nicely in 2003, producing positive results after three consecutive years of losses. Stocks drifted lower in the first quarter, but began to recover in March and continued to rise through the end of the year.
The market's turnaround coincided with an acceleration in economic activity, especially in the second half of the year; the third quarter was the U.S.
economy's strongest quarter of growth since 1983. For the year, all of the broad stock indices posted total returns of 28% or more.

Utilities stocks also produced healthy returns but lagged the overall stock market. Within the utilities sector, wireless telephone stocks were far and away the best performers, while the rest of the telecommunications area--
long-distance and regional phone companies--lagged, posting flat returns. The traditional electric and gas utilities performed in line with the sector as a whole.

MARKET RETURNS

For the year ended December 31, 2003
--------------------------------------------------------------------------------
   BROAD U.S. STOCK MARKET
--------------------------------------------------------------------------------
S&P 500 Index                                                    28.68%
--------------------------------------------------------------------------------
Nasdaq Composite Index                                           50.77%
--------------------------------------------------------------------------------
   BROAD UTILITIES MARKET
--------------------------------------------------------------------------------
Lipper Utility Fund Index                                        21.57%
--------------------------------------------------------------------------------
NYSE Utilities Index                                             18.29%
--------------------------------------------------------------------------------
   UTILITIES INDUSTRIES(+)
--------------------------------------------------------------------------------
S&P 500 Wireless Telecom                                         49.62%
--------------------------------------------------------------------------------
S&P 500 Gas & Water Utilities                                    30.57%
--------------------------------------------------------------------------------
S&P 500 Electrical Utilities                                     24.87%
--------------------------------------------------------------------------------
S&P 500 Telephone (Wireline)                                      0.07%
--------------------------------------------------------------------------------
Sources: Bloomberg Financial Markets, Factset, Lipper Inc.
(+)Based on Barra industry classifications.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          12/31/03               6/30/03
--------------------------------------------------------------------------------
Exelon Corporation                           4.8%                  4.4%
--------------------------------------------------------------------------------
Dominion Resources Inc.                      4.4%                  4.9%
--------------------------------------------------------------------------------
Southern Co.                                 3.7%                  4.4%
--------------------------------------------------------------------------------
Entergy Corp.                                3.4%                  3.4%
--------------------------------------------------------------------------------
Constellation Energy
Group Inc.                                   3.2%                  2.5%
--------------------------------------------------------------------------------
Nextel Communications,
Inc.                                         2.9%                  2.2%
--------------------------------------------------------------------------------
BellSouth Corp.                              2.9%                  4.1%
--------------------------------------------------------------------------------
FPL Group, Inc.                              2.9%                  3.0%
--------------------------------------------------------------------------------
PG&E Corp.                                   2.6%                  2.0%
--------------------------------------------------------------------------------
PPL Corporation                              2.3%                  2.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Investor Class shares.

                                                                    (continued)

------
3

Utilities - Portfolio Commentary

PORTFOLIO OVERVIEW

In the Utilities fund, we overweighted electric and gas utilities in 2003 and underweighted telecommunications relative to the custom benchmark.
Unfortunately, this positioning was the main reason the fund underperformed its benchmark. As of December 31, telecom stocks made up 25% of the portfolio, compared with 45% in the benchmark. More specifically, just 9% of the portfolio was invested in wireless stocks, compared with 22% for the benchmark. As a result, the fund didn't benefit as much as the benchmark from the strong returns of the wireless segment.

Nonetheless, the fund's wireless holdings did contribute favorably to overall performance. The fund's best performance contributor for the year was Nextel
(+143% in 2003), which reported strong subscriber growth and the first profitable year in its history. America Movil (+91%), a Latin American wireless provider, and AT&T Wireless (+41%) also provided a boost to results.

In the rest of the telecom area, the fund's underweight enhanced relative performance. Many of the major regional and long-distance companies saw earnings decline during the year as competitive pressures increased. The biggest detractors from fund performance included Verizon (-6%), SBC (+2%), and AT&T
(-19%). The exception was BellSouth (+13%), which managed to maintain earnings thanks to cost cuts and an increase in its long-distance and broadband businesses.

Electric and gas utilities made up about two-thirds of the portfolio at year-end, including eight of the fund's ten largest holdings. One of the fund's top contributors--and biggest overweights--was PG&E (+100%), a California-based utility that made significant progress toward emerging from its 2001 bankruptcy filing. Overweights in several natural gas utilities also paid off, particularly
TransCanada (+55%), UGI (+41%), and Energen (+44%). On the negative side, DTE
Energy (-10%) and CMS Energy (-10%), both of which reported disappointing earnings in the first half of the year, detracted from performance.

Other elements of the portfolio provided additional diversification and favorable returns. For example, the fund benefited from a 10% position in foreign utilities stocks, including Chinese utility Huaneng Power (+125%) and
Spanish utility Endesa (+76%), as well as America Movil. Holdings in utilities-related companies not represented in the benchmark, such as pipeline company Kinder Morgan (+43%) and telecom billing services provider Amdocs
(+129%), also helped relative results.

INDUSTRY BREAKDOWN
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          12/31/03               6/30/03
--------------------------------------------------------------------------------
Electrical Utility                          51.4%                 49.3%
--------------------------------------------------------------------------------
Telephone                                   15.7%                 19.2%
--------------------------------------------------------------------------------
Gas & Water Utilities                       14.7%                 12.6%
--------------------------------------------------------------------------------
Wireless
Telecommunications                           9.1%                  7.5%
--------------------------------------------------------------------------------
Oil Refining                                 3.7%                  4.6%
--------------------------------------------------------------------------------
Other (includes
temporary cash)                              5.4%                  6.8%
--------------------------------------------------------------------------------

------
4

Utilities - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.1%

COMPUTER SOFTWARE -- 1.2%
--------------------------------------------------------------------------------
                      45,700   Amdocs Ltd.(1)                      $  1,027,336
--------------------------------------------------------------------------------
                      42,536   Aspect Communications
                               Corporation(1)                           670,367
--------------------------------------------------------------------------------
                                                                      1,697,703
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 51.4%
--------------------------------------------------------------------------------
                     160,100   AES Corporation (The)(1)               1,511,344
--------------------------------------------------------------------------------
                      54,600   Ameren Corp.                           2,511,600
--------------------------------------------------------------------------------
                      23,940   American Electric Power                  730,409
--------------------------------------------------------------------------------
                      70,000   Avista Corp.                           1,268,400
--------------------------------------------------------------------------------
                      61,000   Cinergy Corp.                          2,367,410
--------------------------------------------------------------------------------
                      53,500   Consolidated Edison, Inc.              2,301,035
--------------------------------------------------------------------------------
                     117,300   Constellation Energy Group Inc.        4,593,468
--------------------------------------------------------------------------------
                      98,956   Dominion Resources Inc.                6,316,361
--------------------------------------------------------------------------------
                      42,000   DPL Inc.                                 876,960
--------------------------------------------------------------------------------
                      27,600   DTE Energy Company                     1,087,440
--------------------------------------------------------------------------------
                      51,100   Duke Energy Corp.                      1,044,995
--------------------------------------------------------------------------------
                     125,700   Edison International(1)                2,756,601
--------------------------------------------------------------------------------
                      56,000   Energy East Corp.                      1,254,400
--------------------------------------------------------------------------------
                      85,000   Entergy Corp.                          4,856,050
--------------------------------------------------------------------------------
                     105,550   Exelon Corporation                     7,004,299
--------------------------------------------------------------------------------
                      82,900   FirstEnergy Corp.                      2,918,080
--------------------------------------------------------------------------------
                      64,600   FPL Group, Inc.                        4,226,132
--------------------------------------------------------------------------------
                      52,000   Great Plains Energy Inc.               1,654,640
--------------------------------------------------------------------------------
                      36,021   NSTAR                                  1,747,019
--------------------------------------------------------------------------------
                      35,000   Pepco Holdings, Inc.                     683,900
--------------------------------------------------------------------------------
                     137,000   PG&E Corp.(1)                          3,804,490
--------------------------------------------------------------------------------
                      76,700   PPL Corporation                        3,355,625
--------------------------------------------------------------------------------
                      50,100   Progress Energy Inc.                   2,267,526
--------------------------------------------------------------------------------
                      72,900   Public Service Enterprise
                               Group Inc.                             3,193,020
--------------------------------------------------------------------------------
                      47,300   Puget Energy Inc.                      1,124,321
--------------------------------------------------------------------------------
                      19,700   SCANA Corporation                        674,725
--------------------------------------------------------------------------------
                     179,200   Southern Co.                           5,420,800
--------------------------------------------------------------------------------
                       1,750   Texas Genco Holdings Inc.                 56,875
--------------------------------------------------------------------------------
                      57,500   TXU Corp.                              1,363,900
--------------------------------------------------------------------------------
                      43,500   Wisconsin Energy Corp.                 1,455,075
--------------------------------------------------------------------------------
                                                                     74,426,900
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
                      67,600   Nokia Oyj ADR                          1,149,200
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 2.1%
--------------------------------------------------------------------------------
                     149,400   Dynegy Inc. Cl A(1)                      639,432
--------------------------------------------------------------------------------
                      57,400   Equitable Resources Inc.               2,463,608
--------------------------------------------------------------------------------
                                                                      3,103,040
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 14.7%
--------------------------------------------------------------------------------
                     200,000   Centrica plc ORD                         752,700
--------------------------------------------------------------------------------
                      68,400   Endesa SA ADR                          1,306,440
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

                      63,700   Energen Corp.                       $  2,613,611
--------------------------------------------------------------------------------
                      18,000   Huaneng Power International,
                               Inc. ADR                               1,249,380
--------------------------------------------------------------------------------
                      70,800   Iberdrola SA ORD                       1,395,227
--------------------------------------------------------------------------------
                      90,400   KeySpan Corporation                    3,326,720
--------------------------------------------------------------------------------
                      48,900   ONEOK, Inc.                            1,079,712
--------------------------------------------------------------------------------
                      19,500   People's Energy Corp.                    819,780
--------------------------------------------------------------------------------
                      40,900   Questar Corp.                          1,437,635
--------------------------------------------------------------------------------
                      49,200   Sempra Energy                          1,478,952
--------------------------------------------------------------------------------
                      21,300   Terasen Inc. ORD                         789,743
--------------------------------------------------------------------------------
                     109,000   TransCanada Corp.                      2,344,590
--------------------------------------------------------------------------------
                      77,700   UGI Corp.                              2,634,030
--------------------------------------------------------------------------------
                                                                     21,228,520
--------------------------------------------------------------------------------
OIL REFINING -- 3.7%
--------------------------------------------------------------------------------
                      21,914   Kinder Morgan Management
                               LLC                                      941,425
--------------------------------------------------------------------------------
                      53,300   Kinder Morgan, Inc.                    3,150,030
--------------------------------------------------------------------------------
                      26,600   Valero Energy Corp.                    1,232,644
--------------------------------------------------------------------------------
                                                                      5,324,099
--------------------------------------------------------------------------------
OIL SERVICES -- 0.4%
--------------------------------------------------------------------------------
                     100,400   BG Group plc ORD                         513,507
--------------------------------------------------------------------------------
TELEPHONE -- 15.7%
--------------------------------------------------------------------------------
                      49,390   AT&T Corp.                             1,002,617
--------------------------------------------------------------------------------
                     149,900   BellSouth Corp.                        4,242,171
--------------------------------------------------------------------------------
                      46,100   CenturyTel Inc.                        1,503,782
--------------------------------------------------------------------------------
                     141,200   Citizens Communications
                               Company(1)                             1,753,704
--------------------------------------------------------------------------------
                      50,000   Nippon Telegraph & Telephone
                               Corp. ADR                              1,228,000
--------------------------------------------------------------------------------
                     114,720   SBC Communications Inc.                2,990,750
--------------------------------------------------------------------------------
                     187,000   Sprint Corp.                           3,070,540
--------------------------------------------------------------------------------
                     111,400   Talk America Holdings Inc.(1)          1,283,328
--------------------------------------------------------------------------------
                      71,600   Telefonos de Mexico SA de CV
                               Series L ADR                           2,364,948
--------------------------------------------------------------------------------
                      94,980   Verizon Communications                 3,331,898
--------------------------------------------------------------------------------
                                                                     22,771,738
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 9.1%
--------------------------------------------------------------------------------
                      46,200   ALLTEL Corp.                           2,151,996
--------------------------------------------------------------------------------
                      84,100   America Movil SA de CV
                               Series L ADR                           2,299,294
--------------------------------------------------------------------------------
                     205,196   AT&T Wireless Services Inc.(1)         1,639,516
--------------------------------------------------------------------------------
                      60,400   BCE Inc.                               1,350,544
--------------------------------------------------------------------------------
                      47,800   Deutsche Telekom AG ADR(1)               866,614
--------------------------------------------------------------------------------
                     151,600   Nextel Communications, Inc.(1)         4,253,896
--------------------------------------------------------------------------------
                      20,000   Telecom Corp. of New Zealand
                               Ltd. ADR                                 565,000
--------------------------------------------------------------------------------
                                                                     13,126,860
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $114,047,008)                                                 143,341,567
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

Utilities - Schedule of Investments

DECEMBER 31, 2003

                                                                     Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.9%

Repurchase Agreement, Bank of America
Securities, LLC, (U.S. Treasury obligations),
in a joint trading account at 0.77%, dated
12/31/03, due 1/2/04 (Delivery value  $1,300,056)
(Cost $1,300,000)                                                  $  1,300,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $115,347,008)                                                $144,641,567
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

(1) Non-income producing.

See Notes to Financial Statements.

------
6

Statement of Assets and Liabilities

DECEMBER 31, 2003

ASSETS

Investment securities, at value (cost of $115,347,008)             $144,641,567
-----------------------------------------------------------
Receivable for capital shares sold                                       28,767
-----------------------------------------------------------
Dividends and interest receivable                                       221,198
--------------------------------------------------------------------------------
                                                                    144,891,532
--------------------------------------------------------------------------------

LIABILITIES

Disbursements in excess of demand deposit cash                          185,521
-----------------------------------------------------------
Accrued management fees                                                  80,729
-----------------------------------------------------------
Distribution fees payable                                                   252
-----------------------------------------------------------
Service fees payable                                                        252
--------------------------------------------------------------------------------
                                                                        266,754
--------------------------------------------------------------------------------
NET ASSETS                                                         $144,624,778
================================================================================

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                            $179,965,161
-----------------------------------------------------------
Undistributed net investment income                                      25,898
-----------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                   (64,660,840)
-----------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                      29,294,559
--------------------------------------------------------------------------------
                                                                   $144,624,778
================================================================================
INVESTOR CLASS, $10.00 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $143,402,717
-----------------------------------------------------------
Shares outstanding                                                   14,308,235
-----------------------------------------------------------
Net asset value per share                                                $10.02
--------------------------------------------------------------------------------
ADVISOR CLASS, $10.00 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,222,061
-----------------------------------------------------------
Shares outstanding                                                      122,058
-----------------------------------------------------------
Net asset value per share                                                $10.01
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
7

Statement of Operations

YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

INCOME:
-----------------------------------------------------------
Dividends (net of foreign taxes withheld of $49,000)                $ 4,551,823
-----------------------------------------------------------
Interest                                                                 27,347
--------------------------------------------------------------------------------
                                                                      4,579,170
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------
Management fees                                                         883,634
-----------------------------------------------------------
Distribution fees -- Advisor Class                                        2,684
-----------------------------------------------------------
Service fees -- Advisor Class                                             2,684
-----------------------------------------------------------
Directors' fees and expenses                                              4,431
-----------------------------------------------------------
Other expenses                                                              957
--------------------------------------------------------------------------------
                                                                        894,390
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 3,684,780
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investment and
foreign currency transactions                                        (5,197,979)
-----------------------------------------------------------
Change in net unrealized appreciation on investments and
translation of assets and liabilities in foreign currencies          29,424,159
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                     24,226,180
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $27,910,960
================================================================================

See Notes to Financial Statements.

------
8

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2003             2002

OPERATIONS

Net investment income                             $  3,684,780     $  4,085,725
------------------------------------------
Net realized loss                                   (5,197,979)     (48,152,610)
------------------------------------------
Change in net unrealized appreciation               29,424,159       (8,208,317)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                           27,910,960      (52,275,202)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
------------------------------------------
  Investor Class                                    (3,642,821)      (4,062,082)
------------------------------------------
  Advisor Class                                        (27,343)         (43,108)
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (3,670,164)      (4,105,190)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net decrease in net assets from
capital share transactions                             (42,384)     (26,137,276)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS               24,198,412      (82,517,668)

NET ASSETS

Beginning of period                                120,426,366      202,944,034
--------------------------------------------------------------------------------
End of period                                     $144,624,778     $120,426,366
================================================================================

Undistributed net investment income                    $25,898           $3,517
================================================================================

See Notes to Financial Statements.

------
9

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. American Century Utilities Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek current income and long-term growth of capital and income. The fund invests primarily in equity securities of companies engaged in the utilities industry. Because of its concentration of investments in utilities companies, the fund may be subject to greater risks than a portfolio representing a broader range of industries. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class and the
Advisor Class shares. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

It has recently come to the attention of American Century Investment Management,
Inc. (ACIM) that certain corporate filings of the fund were not properly filed with the California Secretary of State. The fund's Board of Directors has duly approved the creation of the fund and its classes within the corporation, with such rights as set forth in the fund's prospectus, and the fund is registered with the Securities and Exchange Commission, but the Advisor Class of the fund was not properly designated under state law. ACIM is working with counsel to correct this deficiency as expeditiously as possible, and while it does not believe this will have any effect on the fund or its shareholders, at this time it cannot assure the outcome of its efforts.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service or at amortized cost, which approximates fair value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

                                                                    (continued)

------
10

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, ACIM, has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared and paid quarterly for the fund. Distributions from net realized gains for the fund, if any, are generally declared and paid semiannually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears. It consists of an Investment Category Fee based on the average net assets of the funds in a specific fund's investment category and a
Complex Fee based on the average net assets of all the funds managed by ACIM.
The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee (Investor Class) range from 0.2900% to 0.3100%. The
Advisor Class is 0.2500% less at each point within the Complex Fee range. For the year ended December 31, 2003, the effective annual management fee was 0.69%
and 0.44% for the Investor and Advisor Classes, respectively.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Shareholder Services Plan (the plan) for the Advisor Class, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the Advisor Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25%. The fees are computed daily and paid monthly in arrears based on the Advisor Class's average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred by financial intermediaries in connection with distributing shares of the Advisor Class including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers. Fees incurred under the plan during the year ended December 31, 2003, are detailed in the
Statement of Operations.

                                                                    (continued)

------
11

Notes to Financial Statements

DECEMBER 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2003, were $43,910,457 and $42,759,895, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 2,000,000,000 shares to the fund.
Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
INVESTOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                                 1,000,000,000
================================================================================
Sold                                                  2,901,715     $26,122,833
-----------------------------------------
Issued in reinvestment of distributions                 349,434       3,195,289
-----------------------------------------
Redeemed                                             (3,297,206)    (29,301,779)
--------------------------------------------------------------------------------
Net increase (decrease)                                (46,057)         $16,343
================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                                 1,000,000,000
================================================================================
Sold                                                  2,053,456     $17,897,305
-----------------------------------------
Issued in reinvestment of distributions                 403,857       3,560,848
-----------------------------------------
Redeemed                                             (5,033,080)    (46,520,464)
--------------------------------------------------------------------------------
Net decrease                                         (2,575,767)   $(25,062,311)
================================================================================
ADVISOR CLASS
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

DESIGNATED SHARES                                   250,000,000
================================================================================
Sold                                                     44,889        $412,155
-----------------------------------------
Issued in reinvestment of distributions                   3,001          27,343
-----------------------------------------
Redeemed                                                (58,284)       (498,225)
--------------------------------------------------------------------------------
Net decrease                                            (10,394)       $(58,727)
================================================================================
YEAR ENDED DECEMBER 31, 2002

DESIGNATED SHARES                                   250,000,000
================================================================================
Sold                                                     12,589        $114,919
-----------------------------------------
Issued in reinvestment of distributions                   4,817          43,108
-----------------------------------------
Redeemed                                               (135,362)     (1,232,992)
--------------------------------------------------------------------------------
Net decrease                                           (117,956)    $(1,074,965)
================================================================================

                                                                    (continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2003

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2003.

6. FEDERAL TAX INFORMATION

The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 were as follows:

--------------------------------------------------------------------------------
                                                           2003         2002
--------------------------------------------------------------------------------
DISTRIBUTIONS PAID FROM
--------------------------------------------------------------------------------
Ordinary income                                         $3,670,164   $4,105,190
--------------------------------------------------------------------------------

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the components of distributable earnings on a tax-basis and the federal tax cost of investments were as follows:

--------------------------------------------------------------------------------
COMPONENTS OF DISTRIBUTABLE EARNINGS AND TAX COST
--------------------------------------------------------------------------------
Federal tax cost of investments                                    $116,116,308
================================================================================
Gross tax appreciation of investments                               $34,941,004
-------------------------------------------------
Gross tax depreciation of investments                                (6,415,745)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $28,525,259
================================================================================
Undistributed ordinary income                                           $25,898
-------------------------------------------------
Accumulated capital losses                                         $(63,361,993)
-------------------------------------------------
Capital loss deferral                                                 $(529,547)
--------------------------------------------------------------------------------

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts, and on investments in passive foreign investment companies.

The accumulated capital losses listed above represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2009 through 2011.

The capital loss deferrals represent net capital losses incurred in the two-month period ended December 31, 2003. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

                                                                    (continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2003

7. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $3,670,164 of qualified dividend income for the fiscal year ended December 31, 2003.

For corporate taxpayers, 100% of the ordinary income distributions paid during the fiscal year ended December 31, 2003, qualify for the corporate dividends received deduction.

------
14

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               INVESTOR CLASS
--------------------------------------------------------------------------------
                              2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period          $8.31     $11.81     $15.26     $16.46     $15.96
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.25       0.26       0.25       0.96       0.33
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      1.71      (3.49)     (3.43)     (0.35)      1.45
--------------------------------------------------------------------------------
  Total From
  Investment Operations       1.96      (3.23)     (3.18)      0.61       1.78
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.25)     (0.27)     (0.25)     (0.98)     (0.35)
--------------------------
  From Net
  Realized Gains               --         --       (0.02)     (0.83)     (0.93)
--------------------------------------------------------------------------------
  Total Distributions        (0.25)     (0.27)     (0.27)     (1.81)     (1.28)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $10.02      $8.31     $11.81     $15.26     $16.46
================================================================================
  TOTAL RETURN(2)            23.96%    (27.44)%   (20.97)%     3.97%     11.46%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.69%      0.69%      0.68%      0.67%      0.68%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.85%      2.79%      1.81%      5.88%      2.02%
--------------------------
Portfolio Turnover Rate         34%        26%        10%        32%        50%
--------------------------
Net Assets, End of Period
(in thousands)              $143,403   $119,327   $199,988   $295,823   $319,092
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two dcimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
15

Utilities - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                               ADVISOR CLASS
--------------------------------------------------------------------------------
                              2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period          $8.30     $11.80     $15.26     $16.46     $15.96
--------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income(1)    0.23       0.24       0.21       0.95       0.27
--------------------------
  Net Realized and
  Unrealized Gain (Loss)      1.71      (3.49)     (3.43)     (0.38)      1.47
--------------------------------------------------------------------------------
  Total From
  Investment Operations       1.94      (3.25)     (3.22)      0.57       1.74
--------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income          (0.23)     (0.25)     (0.22)     (0.94)     (0.31)
--------------------------
  From Net
  Realized Gains               --         --       (0.02)     (0.83)     (0.93)
--------------------------------------------------------------------------------
  Total Distributions        (0.23)     (0.25)     (0.24)     (1.77)     (1.24)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $10.01      $8.30     $11.80     $15.26     $16.46
================================================================================
  TOTAL RETURN(2)            23.68%    (27.65)%   (21.24)%     3.71%     11.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.94%      0.94%      0.93%      0.92%      0.93%
--------------------------
Ratio of Net Investment
Income to Average
Net Assets                    2.60%      2.54%      1.56%      5.63%      1.77%
--------------------------
Portfolio Turnover Rate         34%        26%        10%        32%        50%
--------------------------
Net Assets, End of Period
(in thousands)               $1,222     $1,100     $2,956     $4,540     $5,388
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset value to two dcimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation on net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
16

Report of Independent Auditors

To the Directors of the American Century Quantitative Equity Funds and
Shareholders of the American Century Utilities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the American Century Utilities Fund
(one of the five funds comprising the American Century Quantitative Equity
Funds, hereafter referred to as the "Fund") at December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 12, 2004

------
17

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
ALBERT EISENSTAT (73), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: General Partner, Discovery Ventures
(Venture capital firm, 1996 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
RONALD J. GILSON (57), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL (45), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Investment
Officer, Offit Hall Capital Management, LLC (April 2002 to present); President and Managing Director, Laurel Management Company, L.L.C. (1996 to April 2002)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------

                                                                    (continued)

------
18

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
MYRON S. SCHOLES (62), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 22
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Partner, Oak Hill Capital
Management (1999 to present); Principal, Long-Term Capital Management
(investment advisor, 1993 to January 1999); Frank E. Buck Professor of Finance,
Stanford Graduate School of Business (1981 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Smith Breeden Family of Funds
(1992 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT (75), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 31
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN (56), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): Less than 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS (58), 1665 Charleston Road, Mountain View, CA 94043
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 18
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Director and Partner, Windy Hill
Productions, LP (educational software, 1994 to 1998)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Indus International (software solutions, January 1999 to present); Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 35
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

                                                                    (continued)

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19

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Director."
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 4
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
C. JEAN WADE (39), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller(1)
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Ventures, Inc.
(December 1999 to January 2001); Treasurer, American Century Employee Benefit
Services, Inc. (December 2000 to December 2003)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for the other seven investment companies advised by ACIM.

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-2021.

------
20

Share Class Information

Two classes of shares are authorized for sale by the fund: Investor Class and
Advisor Class. The total expense ratio of Advisor Class is higher than that of
Investor Class.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
21

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
22

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FUND'S BENCHMARK is a market capitalization-weighted index of companies engaged in the utilities industry and whose shares are traded in the United
States. It is an internally-developed index maintained by the fund advisor. The index is changed periodically to reflect corporate actions such as mergers and acquisitions. It also may be changed to reflect underlying trends in the utilities industry over time.

The LIPPER UTILITY FUND INDEX tracks the performance of the 10 largest funds in
Lipper Inc.'s utilities fund category. Each fund is the category is at least 65%
invested in utilities stocks.

The NASDAQ COMPOSITE INDEX is a market-value weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The NEW YORK STOCK EXCHANGE (NYSE) UTILITIES INDEX is a capitalization-weighted index composed of all 257 utilities stocks traded on the Exchange.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

------
23

Notes

------
24

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0402                                  American Century Investment Services, Inc.
SH-ANN-36972N                      (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

(a)       The registrant has adopted a Code of Ethics for Senior Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)       No response required.

(c)       None.

(d)       None.

(e)       Not applicable.

(f)       The registrant's Code of Ethics for Senior Financial Officers was
          filed as Exhibit 10(a) to American Century Mutual Fund, Inc.'s Annual
          Certified Shareholder Report on Form N-CSR, File No. 811-0816, on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert Eisenstat is the registrant's designated audit committee financial expert. He is "independent" as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

          FY 2002:  $121,597
          FY 2003:  $92,784

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2002:  $ 0
          FY 2003:  $ 0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2002:  $ 0
          FY 2003:  $ 0

(c)       Tax Fees

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2002:  $21,261
          FY 2003:  $19,875

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2002:  $ 0
          FY 2003:  $ 0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2002:  $ 0
          FY 2003:  $ 0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2002:  $ 0
          FY 2003:  $ 0

(e)(1)    In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01 of Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)    All services described in each of paragraphs (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of
          Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

          FY 2002:  $ 475,511
          FY 2003:  $ 105,325

(h)       The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED].

ITEM 7.   DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Not applicable prior to the first reporting period ending after January
          1, 2004.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 10(a) to American Century Mutual Fund, Inc.'s
          Certified Shareholder Report on Form N-CSR, File No. 811-3706, on
          December 23, 2003.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                    SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Quantitative Equity Funds

By:   /s/ William M. Lyons
      --------------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date:  April 15, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      ---------------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date:  April 15, 2004

By:   /s/ Maryanne L. Roepke
      ---------------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: April 15, 2004